UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)	The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Institutional Class

LSBDX

Loomis Sayles Bond Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$68	0.66%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in insurance, electric and energy were beneficial.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities).

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were a modest laggard of performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,897	$10,210	$10,264
02/2015	$10,023	$10,114	$10,133
03/2015	$9,897	$10,161	$10,184
04/2015	$10,053	$10,124	$10,130
05/2015	$9,987	$10,100	$10,095
06/2015	$9,795	$9,990	$9,970
07/2015	$9,679	$10,059	$10,043
08/2015	$9,537	$10,045	$10,020
09/2015	$9,393	$10,113	$10,090
10/2015	$9,641	$10,114	$10,090
11/2015	$9,497	$10,088	$10,058
12/2015	$9,314	$10,055	$10,015
01/2016	$9,080	$10,193	$10,156
02/2016	$9,104	$10,266	$10,242
03/2016	$9,576	$10,360	$10,362
04/2016	$9,811	$10,400	$10,411
05/2016	$9,748	$10,402	$10,409
06/2016	$9,911	$10,589	$10,638
07/2016	$10,113	$10,656	$10,723
08/2016	$10,208	$10,644	$10,702
09/2016	$10,254	$10,638	$10,681
10/2016	$10,151	$10,556	$10,578
11/2016	$10,032	$10,307	$10,298
12/2016	$10,118	$10,321	$10,320
01/2017	$10,333	$10,341	$10,348
02/2017	$10,460	$10,411	$10,428
03/2017	$10,466	$10,405	$10,418
04/2017	$10,525	$10,486	$10,504
05/2017	$10,601	$10,567	$10,592
06/2017	$10,717	$10,556	$10,595
07/2017	$10,862	$10,601	$10,639
08/2017	$10,836	$10,696	$10,741
09/2017	$10,868	$10,645	$10,680
10/2017	$10,801	$10,652	$10,689
11/2017	$10,829	$10,638	$10,677
12/2017	$10,875	$10,687	$10,732
01/2018	$10,987	$10,564	$10,609
02/2018	$10,869	$10,464	$10,494
03/2018	$10,895	$10,531	$10,563
04/2018	$10,854	$10,452	$10,473
05/2018	$10,815	$10,527	$10,548
06/2018	$10,816	$10,514	$10,528
07/2018	$10,909	$10,516	$10,536
08/2018	$10,903	$10,584	$10,605
09/2018	$10,973	$10,516	$10,534
10/2018	$10,776	$10,433	$10,443
11/2018	$10,710	$10,495	$10,492
12/2018	$10,563	$10,688	$10,688
01/2019	$10,924	$10,801	$10,813
02/2019	$11,020	$10,795	$10,807
03/2019	$11,111	$11,003	$11,036
04/2019	$11,226	$11,005	$11,042
05/2019	$11,140	$11,201	$11,259
06/2019	$11,418	$11,341	$11,425
07/2019	$11,401	$11,366	$11,442
08/2019	$11,448	$11,661	$11,816
09/2019	$11,509	$11,599	$11,726
10/2019	$11,585	$11,634	$11,759
11/2019	$11,512	$11,628	$11,749
12/2019	$11,785	$11,620	$11,725
01/2020	$11,802	$11,843	$12,005
02/2020	$11,549	$12,056	$12,256
03/2020	$10,401	$11,985	$12,120
04/2020	$10,637	$12,198	$12,390
05/2020	$10,944	$12,255	$12,461
06/2020	$11,102	$12,332	$12,570
07/2020	$11,485	$12,517	$12,823
08/2020	$11,533	$12,416	$12,674
09/2020	$11,426	$12,409	$12,668
10/2020	$11,362	$12,353	$12,592
11/2020	$11,891	$12,475	$12,760
12/2020	$12,037	$12,492	$12,772
01/2021	$11,954	$12,402	$12,639
02/2021	$11,891	$12,223	$12,417
03/2021	$11,887	$12,071	$12,225
04/2021	$12,052	$12,166	$12,333
05/2021	$12,143	$12,206	$12,396
06/2021	$12,370	$12,291	$12,521
07/2021	$12,445	$12,429	$12,686
08/2021	$12,500	$12,405	$12,661
09/2021	$12,392	$12,298	$12,526
10/2021	$12,446	$12,294	$12,532
11/2021	$12,285	$12,331	$12,589
12/2021	$12,425	$12,299	$12,548
01/2022	$12,124	$12,034	$12,242
02/2022	$11,933	$11,900	$12,099
03/2022	$11,788	$11,569	$11,754
04/2022	$11,377	$11,130	$11,288
05/2022	$11,361	$11,202	$11,342
06/2022	$10,870	$11,026	$11,162
07/2022	$11,182	$11,296	$11,404
08/2022	$11,012	$10,977	$11,107
09/2022	$10,578	$10,502	$10,653
10/2022	$10,576	$10,366	$10,521
11/2022	$10,915	$10,748	$10,897
12/2022	$10,873	$10,699	$10,845
01/2023	$11,351	$11,028	$11,172
02/2023	$11,069	$10,743	$10,882
03/2023	$11,201	$11,016	$11,188
04/2023	$11,232	$11,083	$11,259
05/2023	$11,057	$10,962	$11,120
06/2023	$11,157	$10,923	$11,084
07/2023	$11,252	$10,915	$11,075
08/2023	$11,195	$10,846	$11,010
09/2023	$10,944	$10,570	$10,752
10/2023	$10,690	$10,403	$10,599
11/2023	$11,208	$10,874	$11,058
12/2023	$11,748	$11,291	$11,465
01/2024	$11,777	$11,260	$11,439
02/2024	$11,683	$11,101	$11,283
03/2024	$11,849	$11,203	$11,382
04/2024	$11,554	$10,920	$11,112
05/2024	$11,784	$11,105	$11,290
06/2024	$11,879	$11,210	$11,388
07/2024	$12,147	$11,472	$11,643
08/2024	$12,364	$11,637	$11,804
09/2024	$12,678	$11,793	$11,969
10/2024	$12,508	$11,500	$11,684
11/2024	$12,659	$11,622	$11,797
12/2024	$12,535	$11,432	$11,600

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	6.70%	1.24%	2.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Total Net Assets	$4,376,814,591
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	645
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,166,624

What did the Fund invest in? (% of Net Assets)

Industry Summary

Treasuries
18.6%
Cable Satellite
7.1%
Technology
5.5%
ABS Other
5.1%
Sovereigns
4.1%
Life Insurance
3.3%
Finance Companies
3.2%
ABS Home Equity
3.2%
Pharmaceuticals
3.0%
Collateralized Loan Obligations
3.3%
Other investments less than 3% of net assets*
43.6%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.6%
Collateralized Loan Obligations	3.3%
Pharmaceuticals	3.0%
ABS Home Equity	3.2%
Finance Companies	3.2%
Life Insurance	3.3%
Sovereigns	4.1%
ABS Other	5.1%
Technology	5.5%
Cable Satellite	7.1%
Treasuries	18.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	15.9
Not ratedFootnote Reference^	16.4
C	0.3
CC	0.8
CCC	1.5
B	7.2
BB	13.4
BBB	34.0
A	6.0
AA	1.9
AAA	1.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.65% from 0.66%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSBDX

Loomis Sayles Bond Fund

Annual Shareholder Report

December 31, 2024

M-LSTB99I-1224

Retail Class

LSBRX

Loomis Sayles Bond Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$94	0.91%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in insurance, electric and energy were beneficial.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities).

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were a modest laggard of performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,895	$10,210	$10,264
02/2015	$10,019	$10,114	$10,133
03/2015	$9,898	$10,161	$10,184
04/2015	$10,046	$10,124	$10,130
05/2015	$9,977	$10,100	$10,095
06/2015	$9,782	$9,990	$9,970
07/2015	$9,664	$10,059	$10,043
08/2015	$9,519	$10,045	$10,020
09/2015	$9,379	$10,113	$10,090
10/2015	$9,626	$10,114	$10,090
11/2015	$9,472	$10,088	$10,058
12/2015	$9,294	$10,055	$10,015
01/2016	$9,050	$10,193	$10,156
02/2016	$9,079	$10,266	$10,242
03/2016	$9,543	$10,360	$10,362
04/2016	$9,777	$10,400	$10,411
05/2016	$9,711	$10,402	$10,409
06/2016	$9,873	$10,589	$10,638
07/2016	$10,073	$10,656	$10,723
08/2016	$10,173	$10,644	$10,702
09/2016	$10,210	$10,638	$10,681
10/2016	$10,104	$10,556	$10,578
11/2016	$9,983	$10,307	$10,298
12/2016	$10,074	$10,321	$10,320
01/2017	$10,280	$10,341	$10,348
02/2017	$10,412	$10,411	$10,428
03/2017	$10,408	$10,405	$10,418
04/2017	$10,465	$10,486	$10,504
05/2017	$10,539	$10,567	$10,592
06/2017	$10,653	$10,556	$10,595
07/2017	$10,788	$10,601	$10,639
08/2017	$10,767	$10,696	$10,741
09/2017	$10,797	$10,645	$10,680
10/2017	$10,727	$10,652	$10,689
11/2017	$10,753	$10,638	$10,677
12/2017	$10,796	$10,687	$10,732
01/2018	$10,906	$10,564	$10,609
02/2018	$10,786	$10,464	$10,494
03/2018	$10,810	$10,531	$10,563
04/2018	$10,767	$10,452	$10,473
05/2018	$10,725	$10,527	$10,548
06/2018	$10,724	$10,514	$10,528
07/2018	$10,806	$10,516	$10,536
08/2018	$10,806	$10,584	$10,605
09/2018	$10,866	$10,516	$10,534
10/2018	$10,674	$10,433	$10,443
11/2018	$10,607	$10,495	$10,492
12/2018	$10,457	$10,688	$10,688
01/2019	$10,815	$10,801	$10,813
02/2019	$10,909	$10,795	$10,807
03/2019	$10,988	$11,003	$11,036
04/2019	$11,100	$11,005	$11,042
05/2019	$11,021	$11,201	$11,259
06/2019	$11,295	$11,341	$11,425
07/2019	$11,276	$11,366	$11,442
08/2019	$11,320	$11,661	$11,816
09/2019	$11,379	$11,599	$11,726
10/2019	$11,451	$11,634	$11,759
11/2019	$11,377	$11,628	$11,749
12/2019	$11,645	$11,620	$11,725
01/2020	$11,651	$11,843	$12,005
02/2020	$11,406	$12,056	$12,256
03/2020	$10,272	$11,985	$12,120
04/2020	$10,496	$12,198	$12,390
05/2020	$10,798	$12,255	$12,461
06/2020	$10,953	$12,332	$12,570
07/2020	$11,330	$12,517	$12,823
08/2020	$11,366	$12,416	$12,674
09/2020	$11,267	$12,409	$12,668
10/2020	$11,202	$12,353	$12,592
11/2020	$11,715	$12,475	$12,760
12/2020	$11,865	$12,492	$12,772
01/2021	$11,771	$12,402	$12,639
02/2021	$11,715	$12,223	$12,417
03/2021	$11,709	$12,071	$12,225
04/2021	$11,861	$12,166	$12,333
05/2021	$11,949	$12,206	$12,396
06/2021	$12,171	$12,291	$12,521
07/2021	$12,242	$12,429	$12,686
08/2021	$12,294	$12,405	$12,661
09/2021	$12,185	$12,298	$12,526
10/2021	$12,236	$12,294	$12,532
11/2021	$12,074	$12,331	$12,589
12/2021	$12,219	$12,299	$12,548
01/2022	$11,919	$12,034	$12,242
02/2022	$11,727	$11,900	$12,099
03/2022	$11,582	$11,569	$11,754
04/2022	$11,164	$11,130	$11,288
05/2022	$11,156	$11,202	$11,342
06/2022	$10,668	$11,026	$11,162
07/2022	$10,974	$11,296	$11,404
08/2022	$10,803	$10,977	$11,107
09/2022	$10,373	$10,502	$10,653
10/2022	$10,369	$10,366	$10,521
11/2022	$10,701	$10,748	$10,897
12/2022	$10,657	$10,699	$10,845
01/2023	$11,126	$11,028	$11,172
02/2023	$10,856	$10,743	$10,882
03/2023	$10,974	$11,016	$11,188
04/2023	$11,002	$11,083	$11,259
05/2023	$10,827	$10,962	$11,120
06/2023	$10,923	$10,923	$11,084
07/2023	$11,015	$10,915	$11,075
08/2023	$10,956	$10,846	$11,010
09/2023	$10,707	$10,570	$10,752
10/2023	$10,455	$10,403	$10,599
11/2023	$10,962	$10,874	$11,058
12/2023	$11,491	$11,291	$11,465
01/2024	$11,518	$11,260	$11,439
02/2024	$11,423	$11,101	$11,283
03/2024	$11,584	$11,203	$11,382
04/2024	$11,291	$10,920	$11,112
05/2024	$11,505	$11,105	$11,290
06/2024	$11,606	$11,210	$11,388
07/2024	$11,856	$11,472	$11,643
08/2024	$12,078	$11,637	$11,804
09/2024	$12,374	$11,793	$11,969
10/2024	$12,204	$11,500	$11,684
11/2024	$12,349	$11,622	$11,797
12/2024	$12,224	$11,432	$11,600

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Retail Class	6.38%	0.98%	2.03%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Total Net Assets	$4,376,814,591
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	645
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,166,624

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.6%
Collateralized Loan Obligations	3.3%
Pharmaceuticals	3.0%
ABS Home Equity	3.2%
Finance Companies	3.2%
Life Insurance	3.3%
Sovereigns	4.1%
ABS Other	5.1%
Technology	5.5%
Cable Satellite	7.1%
Treasuries	18.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	15.9
Not ratedFootnote Reference^	16.4
C	0.3
CC	0.8
CCC	1.5
B	7.2
BB	13.4
BBB	34.0
A	6.0
AA	1.9
AAA	1.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.90% from 0.91%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LSBRX

Loomis Sayles Bond Fund

Annual Shareholder Report

December 31, 2024

M-LSTB99R-1224

Admin Class

LBFAX

Loomis Sayles Bond Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$115	1.12%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in insurance, electric and energy were beneficial.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities).

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were a modest laggard of performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Admin Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,899	$10,210	$10,264
02/2015	$10,015	$10,114	$10,133
03/2015	$9,892	$10,161	$10,184
04/2015	$10,038	$10,124	$10,130
05/2015	$9,967	$10,100	$10,095
06/2015	$9,777	$9,990	$9,970
07/2015	$9,656	$10,059	$10,043
08/2015	$9,509	$10,045	$10,020
09/2015	$9,360	$10,113	$10,090
10/2015	$9,606	$10,114	$10,090
11/2015	$9,456	$10,088	$10,058
12/2015	$9,268	$10,055	$10,015
01/2016	$9,029	$10,193	$10,156
02/2016	$9,057	$10,266	$10,242
03/2016	$9,519	$10,360	$10,362
04/2016	$9,744	$10,400	$10,411
05/2016	$9,676	$10,402	$10,409
06/2016	$9,836	$10,589	$10,638
07/2016	$10,033	$10,656	$10,723
08/2016	$10,132	$10,644	$10,702
09/2016	$10,168	$10,638	$10,681
10/2016	$10,060	$10,556	$10,578
11/2016	$9,936	$10,307	$10,298
12/2016	$10,026	$10,321	$10,320
01/2017	$10,229	$10,341	$10,348
02/2017	$10,352	$10,411	$10,428
03/2017	$10,346	$10,405	$10,418
04/2017	$10,400	$10,486	$10,504
05/2017	$10,479	$10,567	$10,592
06/2017	$10,591	$10,556	$10,595
07/2017	$10,723	$10,601	$10,639
08/2017	$10,693	$10,696	$10,741
09/2017	$10,728	$10,645	$10,680
10/2017	$10,656	$10,652	$10,689
11/2017	$10,679	$10,638	$10,677
12/2017	$10,719	$10,687	$10,732
01/2018	$10,826	$10,564	$10,609
02/2018	$10,697	$10,464	$10,494
03/2018	$10,719	$10,531	$10,563
04/2018	$10,682	$10,452	$10,473
05/2018	$10,637	$10,527	$10,548
06/2018	$10,635	$10,514	$10,528
07/2018	$10,715	$10,516	$10,536
08/2018	$10,711	$10,584	$10,605
09/2018	$10,769	$10,516	$10,534
10/2018	$10,576	$10,433	$10,443
11/2018	$10,507	$10,495	$10,492
12/2018	$10,356	$10,688	$10,688
01/2019	$10,710	$10,801	$10,813
02/2019	$10,793	$10,795	$10,807
03/2019	$10,877	$11,003	$11,036
04/2019	$10,987	$11,005	$11,042
05/2019	$10,906	$11,201	$11,259
06/2019	$11,167	$11,341	$11,425
07/2019	$11,154	$11,366	$11,442
08/2019	$11,187	$11,661	$11,816
09/2019	$11,243	$11,599	$11,726
10/2019	$11,313	$11,634	$11,759
11/2019	$11,237	$11,628	$11,749
12/2019	$11,500	$11,620	$11,725
01/2020	$11,503	$11,843	$12,005
02/2020	$11,259	$12,056	$12,256
03/2020	$10,141	$11,985	$12,120
04/2020	$10,360	$12,198	$12,390
05/2020	$10,657	$12,255	$12,461
06/2020	$10,808	$12,332	$12,570
07/2020	$11,171	$12,517	$12,823
08/2020	$11,213	$12,416	$12,674
09/2020	$11,103	$12,409	$12,668
10/2020	$11,045	$12,353	$12,592
11/2020	$11,551	$12,475	$12,760
12/2020	$11,688	$12,492	$12,772
01/2021	$11,602	$12,402	$12,639
02/2021	$11,536	$12,223	$12,417
03/2021	$11,527	$12,071	$12,225
04/2021	$11,684	$12,166	$12,333
05/2021	$11,768	$12,206	$12,396
06/2021	$11,985	$12,291	$12,521
07/2021	$12,044	$12,429	$12,686
08/2021	$12,093	$12,405	$12,661
09/2021	$11,991	$12,298	$12,526
10/2021	$12,030	$12,294	$12,532
11/2021	$11,877	$12,331	$12,589
12/2021	$12,008	$12,299	$12,548
01/2022	$11,710	$12,034	$12,242
02/2022	$11,519	$11,900	$12,099
03/2022	$11,382	$11,569	$11,754
04/2022	$10,976	$11,130	$11,288
05/2022	$10,957	$11,202	$11,342
06/2022	$10,474	$11,026	$11,162
07/2022	$10,772	$11,296	$11,404
08/2022	$10,611	$10,977	$11,107
09/2022	$10,185	$10,502	$10,653
10/2022	$10,179	$10,366	$10,521
11/2022	$10,504	$10,748	$10,897
12/2022	$10,458	$10,699	$10,845
01/2023	$10,909	$11,028	$11,172
02/2023	$10,641	$10,743	$10,882
03/2023	$10,764	$11,016	$11,188
04/2023	$10,790	$11,083	$11,259
05/2023	$10,615	$10,962	$11,120
06/2023	$10,708	$10,923	$11,084
07/2023	$10,795	$10,915	$11,075
08/2023	$10,726	$10,846	$11,010
09/2023	$10,489	$10,570	$10,752
10/2023	$10,238	$10,403	$10,599
11/2023	$10,735	$10,874	$11,058
12/2023	$11,242	$11,291	$11,465
01/2024	$11,266	$11,260	$11,439
02/2024	$11,181	$11,101	$11,283
03/2024	$11,337	$11,203	$11,382
04/2024	$11,047	$10,920	$11,112
05/2024	$11,255	$11,105	$11,290
06/2024	$11,351	$11,210	$11,388
07/2024	$11,595	$11,472	$11,643
08/2024	$11,800	$11,637	$11,804
09/2024	$12,098	$11,793	$11,969
10/2024	$11,929	$11,500	$11,684
11/2024	$12,059	$11,622	$11,797
12/2024	$11,943	$11,432	$11,600

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Admin Class	6.24%	0.76%	1.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Total Net Assets	$4,376,814,591
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	645
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,166,624

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.6%
Collateralized Loan Obligations	3.3%
Pharmaceuticals	3.0%
ABS Home Equity	3.2%
Finance Companies	3.2%
Life Insurance	3.3%
Sovereigns	4.1%
ABS Other	5.1%
Technology	5.5%
Cable Satellite	7.1%
Treasuries	18.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	15.9
Not ratedFootnote Reference^	16.4
C	0.3
CC	0.8
CCC	1.5
B	7.2
BB	13.4
BBB	34.0
A	6.0
AA	1.9
AAA	1.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.15% from 1.16%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Admin Class

LBFAX

Loomis Sayles Bond Fund

Annual Shareholder Report

December 31, 2024

M-LSTB99AD-1224

Class N

LSBNX

Loomis Sayles Bond Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$62	0.60%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in insurance, electric and energy were beneficial.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities).

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were a modest laggard of performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,904	$10,210	$10,264
02/2015	$10,031	$10,114	$10,133
03/2015	$9,905	$10,161	$10,184
04/2015	$10,056	$10,124	$10,130
05/2015	$9,996	$10,100	$10,095
06/2015	$9,805	$9,990	$9,970
07/2015	$9,683	$10,059	$10,043
08/2015	$9,541	$10,045	$10,020
09/2015	$9,404	$10,113	$10,090
10/2015	$9,654	$10,114	$10,090
11/2015	$9,502	$10,088	$10,058
12/2015	$9,320	$10,055	$10,015
01/2016	$9,086	$10,193	$10,156
02/2016	$9,118	$10,266	$10,242
03/2016	$9,584	$10,360	$10,362
04/2016	$9,821	$10,400	$10,411
05/2016	$9,757	$10,402	$10,409
06/2016	$9,922	$10,589	$10,638
07/2016	$10,124	$10,656	$10,723
08/2016	$10,228	$10,644	$10,702
09/2016	$10,267	$10,638	$10,681
10/2016	$10,164	$10,556	$10,578
11/2016	$10,046	$10,307	$10,298
12/2016	$10,140	$10,321	$10,320
01/2017	$10,349	$10,341	$10,348
02/2017	$10,484	$10,411	$10,428
03/2017	$10,483	$10,405	$10,418
04/2017	$10,543	$10,486	$10,504
05/2017	$10,628	$10,567	$10,592
06/2017	$10,745	$10,556	$10,595
07/2017	$10,883	$10,601	$10,639
08/2017	$10,858	$10,696	$10,741
09/2017	$10,898	$10,645	$10,680
10/2017	$10,831	$10,652	$10,689
11/2017	$10,860	$10,638	$10,677
12/2017	$10,907	$10,687	$10,732
01/2018	$11,020	$10,564	$10,609
02/2018	$10,894	$10,464	$10,494
03/2018	$10,921	$10,531	$10,563
04/2018	$10,889	$10,452	$10,473
05/2018	$10,850	$10,527	$10,548
06/2018	$10,844	$10,514	$10,528
07/2018	$10,938	$10,516	$10,536
08/2018	$10,940	$10,584	$10,605
09/2018	$11,004	$10,516	$10,534
10/2018	$10,806	$10,433	$10,443
11/2018	$10,749	$10,495	$10,492
12/2018	$10,593	$10,688	$10,688
01/2019	$10,965	$10,801	$10,813
02/2019	$11,054	$10,795	$10,807
03/2019	$11,145	$11,003	$11,036
04/2019	$11,262	$11,005	$11,042
05/2019	$11,185	$11,201	$11,259
06/2019	$11,456	$11,341	$11,425
07/2019	$11,449	$11,366	$11,442
08/2019	$11,488	$11,661	$11,816
09/2019	$11,550	$11,599	$11,726
10/2019	$11,626	$11,634	$11,759
11/2019	$11,555	$11,628	$11,749
12/2019	$11,838	$11,620	$11,725
01/2020	$11,847	$11,843	$12,005
02/2020	$11,602	$12,056	$12,256
03/2020	$10,448	$11,985	$12,120
04/2020	$10,677	$12,198	$12,390
05/2020	$10,987	$12,255	$12,461
06/2020	$11,155	$12,332	$12,570
07/2020	$11,541	$12,517	$12,823
08/2020	$11,581	$12,416	$12,674
09/2020	$11,474	$12,409	$12,668
10/2020	$11,420	$12,353	$12,592
11/2020	$11,943	$12,475	$12,760
12/2020	$12,099	$12,492	$12,772
01/2021	$12,008	$12,402	$12,639
02/2021	$11,954	$12,223	$12,417
03/2021	$11,950	$12,071	$12,225
04/2021	$12,108	$12,166	$12,333
05/2021	$12,200	$12,206	$12,396
06/2021	$12,429	$12,291	$12,521
07/2021	$12,505	$12,429	$12,686
08/2021	$12,561	$12,405	$12,661
09/2021	$12,453	$12,298	$12,526
10/2021	$12,508	$12,294	$12,532
11/2021	$12,347	$12,331	$12,589
12/2021	$12,489	$12,299	$12,548
01/2022	$12,186	$12,034	$12,242
02/2022	$12,003	$11,900	$12,099
03/2022	$11,849	$11,569	$11,754
04/2022	$11,436	$11,130	$11,288
05/2022	$11,421	$11,202	$11,342
06/2022	$10,927	$11,026	$11,162
07/2022	$11,241	$11,296	$11,404
08/2022	$11,071	$10,977	$11,107
09/2022	$10,634	$10,502	$10,653
10/2022	$10,633	$10,366	$10,521
11/2022	$10,975	$10,748	$10,897
12/2022	$10,933	$10,699	$10,845
01/2023	$11,415	$11,028	$11,172
02/2023	$11,141	$10,743	$10,882
03/2023	$11,274	$11,016	$11,188
04/2023	$11,296	$11,083	$11,259
05/2023	$11,120	$10,962	$11,120
06/2023	$11,221	$10,923	$11,084
07/2023	$11,327	$10,915	$11,075
08/2023	$11,261	$10,846	$11,010
09/2023	$11,009	$10,570	$10,752
10/2023	$10,753	$10,403	$10,599
11/2023	$11,286	$10,874	$11,058
12/2023	$11,820	$11,291	$11,465
01/2024	$11,850	$11,260	$11,439
02/2024	$11,766	$11,101	$11,283
03/2024	$11,933	$11,203	$11,382
04/2024	$11,636	$10,920	$11,112
05/2024	$11,859	$11,105	$11,290
06/2024	$11,965	$11,210	$11,388
07/2024	$12,225	$11,472	$11,643
08/2024	$12,455	$11,637	$11,804
09/2024	$12,762	$11,793	$11,969
10/2024	$12,591	$11,500	$11,684
11/2024	$12,743	$11,622	$11,797
12/2024	$12,619	$11,432	$11,600

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class N	6.76%	1.29%	2.35%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Total Net Assets	$4,376,814,591
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	645
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,166,624

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.6%
Collateralized Loan Obligations	3.3%
Pharmaceuticals	3.0%
ABS Home Equity	3.2%
Finance Companies	3.2%
Life Insurance	3.3%
Sovereigns	4.1%
ABS Other	5.1%
Technology	5.5%
Cable Satellite	7.1%
Treasuries	18.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.4
U.S. Treasury	15.9
Not ratedFootnote Reference^	16.4
C	0.3
CC	0.8
CCC	1.5
B	7.2
BB	13.4
BBB	34.0
A	6.0
AA	1.9
AAA	1.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.60% from 0.61%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSBNX

Loomis Sayles Bond Fund

Annual Shareholder Report

December 31, 2024

M-LSTB99N-1224

Institutional Class

LSIGX

Loomis Sayles Investment Grade Fixed Income Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Loomis Sayles Investment Grade Fixed Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$54	0.53%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in insurance and banking were beneficial.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities) and CLOs (collateralized loan obligations).

•Security selection in high yield corporate credit was beneficial, led by select names in the communications space.

•Exposure to emerging market credits was a contributor to excess performance during the year. Here, our higher-conviction names in pharmaceuticals and metals and mining were positive.

Top Detractors from Performance

• Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,987	$10,210	$10,264
02/2015	$10,036	$10,114	$10,133
03/2015	$9,959	$10,161	$10,184
04/2015	$10,029	$10,124	$10,130
05/2015	$9,947	$10,100	$10,095
06/2015	$9,824	$9,990	$9,970
07/2015	$9,756	$10,059	$10,043
08/2015	$9,648	$10,045	$10,020
09/2015	$9,593	$10,113	$10,090
10/2015	$9,763	$10,114	$10,090
11/2015	$9,695	$10,088	$10,058
12/2015	$9,573	$10,055	$10,015
01/2016	$9,530	$10,193	$10,156
02/2016	$9,604	$10,266	$10,242
03/2016	$9,955	$10,360	$10,362
04/2016	$10,109	$10,400	$10,411
05/2016	$10,042	$10,402	$10,409
06/2016	$10,194	$10,589	$10,638
07/2016	$10,339	$10,656	$10,723
08/2016	$10,398	$10,644	$10,702
09/2016	$10,386	$10,638	$10,681
10/2016	$10,296	$10,556	$10,578
11/2016	$10,151	$10,307	$10,298
12/2016	$10,186	$10,321	$10,320
01/2017	$10,407	$10,341	$10,348
02/2017	$10,495	$10,411	$10,428
03/2017	$10,516	$10,405	$10,418
04/2017	$10,595	$10,486	$10,504
05/2017	$10,685	$10,567	$10,592
06/2017	$10,805	$10,556	$10,595
07/2017	$10,939	$10,601	$10,639
08/2017	$10,958	$10,696	$10,741
09/2017	$10,982	$10,645	$10,680
10/2017	$10,956	$10,652	$10,689
11/2017	$10,989	$10,638	$10,677
12/2017	$11,044	$10,687	$10,732
01/2018	$11,105	$10,564	$10,609
02/2018	$10,932	$10,464	$10,494
03/2018	$10,943	$10,531	$10,563
04/2018	$10,897	$10,452	$10,473
05/2018	$10,852	$10,527	$10,548
06/2018	$10,828	$10,514	$10,528
07/2018	$11,032	$10,516	$10,536
08/2018	$11,041	$10,584	$10,605
09/2018	$11,121	$10,516	$10,534
10/2018	$10,878	$10,433	$10,443
11/2018	$10,862	$10,495	$10,492
12/2018	$10,813	$10,688	$10,688
01/2019	$11,129	$10,801	$10,813
02/2019	$11,219	$10,795	$10,807
03/2019	$11,286	$11,003	$11,036
04/2019	$11,324	$11,005	$11,042
05/2019	$11,276	$11,201	$11,259
06/2019	$11,584	$11,341	$11,425
07/2019	$11,565	$11,366	$11,442
08/2019	$11,594	$11,661	$11,816
09/2019	$11,618	$11,599	$11,726
10/2019	$11,722	$11,634	$11,759
11/2019	$11,683	$11,628	$11,749
12/2019	$11,826	$11,620	$11,725
01/2020	$11,831	$11,843	$12,005
02/2020	$11,738	$12,056	$12,256
03/2020	$10,996	$11,985	$12,120
04/2020	$11,196	$12,198	$12,390
05/2020	$11,499	$12,255	$12,461
06/2020	$11,695	$12,332	$12,570
07/2020	$12,169	$12,517	$12,823
08/2020	$12,184	$12,416	$12,674
09/2020	$12,144	$12,409	$12,668
10/2020	$12,125	$12,353	$12,592
11/2020	$12,574	$12,475	$12,760
12/2020	$12,675	$12,492	$12,772
01/2021	$12,538	$12,402	$12,639
02/2021	$12,430	$12,223	$12,417
03/2021	$12,368	$12,071	$12,225
04/2021	$12,495	$12,166	$12,333
05/2021	$12,580	$12,206	$12,396
06/2021	$12,688	$12,291	$12,521
07/2021	$12,778	$12,429	$12,686
08/2021	$12,824	$12,405	$12,661
09/2021	$12,714	$12,298	$12,526
10/2021	$12,760	$12,294	$12,532
11/2021	$12,683	$12,331	$12,589
12/2021	$12,777	$12,299	$12,548
01/2022	$12,520	$12,034	$12,242
02/2022	$12,329	$11,900	$12,099
03/2022	$12,107	$11,569	$11,754
04/2022	$11,707	$11,130	$11,288
05/2022	$11,732	$11,202	$11,342
06/2022	$11,433	$11,026	$11,162
07/2022	$11,703	$11,296	$11,404
08/2022	$11,478	$10,977	$11,107
09/2022	$11,028	$10,502	$10,653
10/2022	$10,902	$10,366	$10,521
11/2022	$11,280	$10,748	$10,897
12/2022	$11,247	$10,699	$10,845
01/2023	$11,693	$11,028	$11,172
02/2023	$11,398	$10,743	$10,882
03/2023	$11,650	$11,016	$11,188
04/2023	$11,719	$11,083	$11,259
05/2023	$11,567	$10,962	$11,120
06/2023	$11,567	$10,923	$11,084
07/2023	$11,608	$10,915	$11,075
08/2023	$11,548	$10,846	$11,010
09/2023	$11,289	$10,570	$10,752
10/2023	$11,120	$10,403	$10,599
11/2023	$11,660	$10,874	$11,058
12/2023	$12,147	$11,291	$11,465
01/2024	$12,191	$11,260	$11,439
02/2024	$12,057	$11,101	$11,283
03/2024	$12,188	$11,203	$11,382
04/2024	$11,903	$10,920	$11,112
05/2024	$12,120	$11,105	$11,290
06/2024	$12,226	$11,210	$11,388
07/2024	$12,499	$11,472	$11,643
08/2024	$12,714	$11,637	$11,804
09/2024	$12,907	$11,793	$11,969
10/2024	$12,603	$11,500	$11,684
11/2024	$12,749	$11,622	$11,797
12/2024	$12,528	$11,432	$11,600

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	3.14%	1.16%	2.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Total Net Assets	$223,054,646
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	660
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$756,204

What did the Fund invest in? (% of Net Assets)

Industry Summary

Treasuries 20.1%
Technology 6.7%
ABS Other 5.7%
Banking 5.4%
ABS Car Loan 4.1%
ABS Home Equity 4.0%
Aerospace & Defense 3.1%
Sovereigns 3.1%
Midstream 3.0%
Collateralized Loan Obligations 3.8%
Other investments less than 3% of net assets* 41.0%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.0%
Collateralized Loan Obligations	3.8%
Midstream	3.0%
Sovereigns	3.1%
Aerospace & Defense	3.1%
ABS Home Equity	4.0%
ABS Car Loan	4.1%
Banking	5.4%
ABS Other	5.7%
Technology	6.7%
Treasuries	20.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.0
U.S. Treasury	18.4
Not ratedFootnote Reference^	16.5
CC	0.2
CCC	0.4
B	2.6
BB	7.5
BBB	40.7
A	7.7
AA	1.9
AAA	2.1
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSIGX

Loomis Sayles Investment Grade Fixed Income Fund

Annual Shareholder Report

December 31, 2024

M-LSTIG99I-1224

(b)	Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Kirk A Sykes and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	1/1/23- 12/31/23	1/1/24- 12/31/24	1/1/23- 12/31/23	1/1/24- 12/31/24	1/1/23- 12/31/23	1/1/24- 12/31/24	1/1/23- 12/31/23	1/1/24- 12/31/24
Loomis Sayles Bond Fund and Loomis Sayles Investment Grade Fixed Income Fund	$112,768	$116,151	$1,303	$929	$19,946	$18,226	$—	$—

1.	Audit-related fees consist of:

2023 & 2024 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2023 & 2024 – review of the Registrant’s tax returns (2023 & 2024) and consulting services related to a portfolio investment (2024).

Aggregate fees billed to the Registrant for non-audit services during 2023 and 2024 were $21,249 and $19,155, respectively.

(e)(1) Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and entities controlling, controlled by or under common control with Loomis Sayles (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	1/1/23-12/31/23	1/1/24-12/31/24	1/1/232-12/31/23	1/1/24-12/31/24	1/1/23-12/31/23	1/1/24-12/31/24
Control Affiliates	$—	$—	$—	$—	$—	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis Sayles and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	1/1/23-12/31/23	1/1/24-12/31/24
Control Affiliates	$110,000	$55,000

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Loomis Sayles Bond Fund
Loomis Sayles Investment Grade Fixed Income Fund
Annual Financial Statements and Other Important Information
December 31, 2024

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 90.1% of Net Assets

Non-Convertible Bonds — 86.0%
	ABS Car Loan — 2.6%
$2,242,418	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$2,229,115
454,952	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	457,349
2,030,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	2,013,373
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028(a)	3,247,602
1,320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	1,371,375
765,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	769,643
7,005,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	7,145,309
1,255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,217,783
175,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	178,945
1,652,448	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	1,598,577
3,032,000	Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.330%, 2/10/2028	2,827,290
1,000,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	1,035,202
900,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	912,106
2,420,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	2,364,236
3,391,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	3,310,260
1,650,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,675,412
2,245,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	2,297,656
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$1,930,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	$1,896,798
2,010,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	2,031,094
3,820,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	3,888,794
2,875,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	2,813,136
2,820,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	2,960,320
2,155,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	2,206,114
5,260,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	5,224,751
2,915,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	2,967,601
2,200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	2,215,893
2,225,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	2,263,007
215,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.430%, 1/15/2031(a)	217,952
775,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	787,535
375,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	368,786
11,029,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	10,975,697
2,020,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	2,036,936
6,205,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	6,134,883
181,102	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029(a)	179,624
525,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	526,607
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$130,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	$131,230
160,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.150%, 6/16/2031(a)	161,907
450,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	444,207
375,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	369,000
8,375,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	8,580,648
2,990	Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/2031(a)	2,986
7,605,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	7,730,087
505,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	510,119
310,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	315,597
680,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	688,313
430,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	444,483
6,320,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	6,569,044
1,615,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	1,636,811
		111,931,193
	ABS Credit Card — 0.6%
7,885,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	7,962,281
6,900,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	6,985,967
4,035,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	4,070,936
Principal Amount (‡)	Description	Value (†)

	ABS Credit Card — continued
$3,940,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	$3,962,541
4,730,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	4,737,511
		27,719,236
	ABS Home Equity — 3.2%
2,796,527	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	2,672,473
2,715,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	2,307,713
2,280,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,912,609
5,175,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	5,264,207
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	2,855,583
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	7,605,163
5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	4,980,482
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	2,941,817
1,230,432	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	1,021,213
12,535,338	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	11,800,301
6,272,472	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	5,905,006
6,124,048	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.750%, 4/25/2061(a)(b)	6,122,024
2,031,020	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 4.650%, 11/25/2060(a)(b)	2,031,044
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	1,526,142
6,000,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	6,044,352
6,090,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	6,152,252
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$3,025,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	$2,987,138
3,003,017	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	2,754,739
5,350,665	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	5,369,007
1,635,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	1,571,841
1,145,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	1,097,150
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	3,372,142
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	879,804
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	4,301,855
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	2,201,212
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	4,692,728
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	1,266,442
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,529,517
1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	1,052,681
4,291,575	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	4,302,707
1,089,398	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	1,080,377
2,800,666	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	2,813,160
1,038,869	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	1,037,895
1,761,246	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	1,766,084
7,175,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	7,128,004
1,280,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	1,284,557
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$25,600	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055(a)(b)	$25,480
430,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	419,526
1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	1,033,911
2,015,000	Tricon Residential Trust, Series 2021-SFR1, Class E1, 2.794%, 7/17/2038(a)	1,913,524
5,360,000	Tricon Residential Trust, Series 2021-SFR1, Class E2, 2.894%, 7/17/2038(a)	5,082,745
7,725,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	7,693,667
		139,800,274
	ABS Other — 5.1%
10,073,321	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	10,014,755
4,045,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	4,100,874
550,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	554,476
3,370,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	3,400,108
1,186,164	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	1,146,408
2,410,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	2,097,387
13,505,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	13,256,307
1,960,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	1,975,266
535,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	543,346
2,985,221	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	3,035,863
2,554,057	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	2,165,695
973,961	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	896,108
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$2,623,785	Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.464%, 5/11/2037(a)	$2,309,225
9,865,819	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	8,911,863
355,464	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	333,226
3,131,932	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	3,063,951
1,210,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	1,237,751
1,414,618	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	1,401,186
2,457,296	FREED ABS Trust, Series 2022-1FP, Class D, 3.350%, 3/19/2029(a)	2,437,638
9,330,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	9,516,749
1,200,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	1,281,098
10,605,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	11,855,128
1,888,201	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	1,886,854
407,347	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	411,516
360,064	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	366,961
38,545	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	36,840
704,114	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	710,049
3,645,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029(a)	3,610,610
1,215,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	1,236,803
2,733,500	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	2,680,113
6,155,633	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	6,023,656
3,665,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	3,623,626
592,851	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	582,838
5,662,222	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	5,223,104
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$815,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	$819,522
1,100,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	1,112,561
3,750,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	3,775,488
810,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	826,895
1,041,126	Mosaic Solar Loan Trust, Series 2024-1A, Class B, 6.250%, 9/20/2049(a)	997,442
5,453,721	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039(a)	5,104,720
12,957,496	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	11,906,678
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	4,894,893
1,836,390	PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	1,845,172
800,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.530%, 12/22/2031(a)	766,157
3,270,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	3,302,056
1,670,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	1,691,703
3,290,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	3,343,910
725,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	716,872
4,060,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	4,139,412
705,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	711,827
700,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	708,848
1,396,500	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	1,361,567
5,335,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	5,473,465
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$888,496	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	$852,921
5,599,857	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	5,479,225
1,348,736	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030(a)	1,323,164
499,538	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	510,719
2,812,719	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	2,804,464
5,907,076	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	5,565,862
1,340,808	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	1,283,329
10,240,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 5.864%, 11/15/2027(a)(b)	10,242,099
1,675,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	1,693,497
5,340,901	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	5,347,235
4,935,018	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	4,577,178
409,938	Willis Engine Structured Trust IV, Series 2018-A, Class B, 5.438%, 9/15/2043(a)(b)	399,663
11,309,114	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	10,061,983
6,445,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	6,604,836
1,800,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class C, 11.170%, 4/20/2054(a)	1,940,512
		224,113,253
	ABS Residential Mortgage — 0.7%
3,969,203	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	3,995,269
3,850,657	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	3,849,929
2,228,358	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	2,238,005
8,789,509	PRPM LLC, Series 2021-4, Class A1, 4.867%, 4/25/2026(a)(b)	8,770,270
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$5,281,991	PRPM LLC, Series 2021-9, Class A1, 5.363%, 10/25/2026(a)(b)	$5,267,567
2,120,411	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	2,126,887
2,747,824	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	2,744,428
		28,992,355
	ABS Student Loan — 1.0%
2,074,682	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	2,089,944
9,881,353	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	10,008,427
3,335,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	3,359,818
2,157,000	College Avenue Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055(a)	2,028,210
552,718	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046(a)(b)	447,691
2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,740,830
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	3,948,914
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062(a)	2,742,067
2,345,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	2,010,004
2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062(a)	1,730,737
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062(a)	686,961
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	4,924,604
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051(a)	5,993,177
1,729,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	1,737,936
		43,449,320
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — 1.0%
$9,470,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	$9,684,547
404,625	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	393,793
2,158,200	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	2,273,726
3,353,375	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	3,002,959
1,622,738	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	1,657,437
3,439,000	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,163,115
199,363	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	191,579
778,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	703,681
10,837,837	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	10,877,500
10,170,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	10,298,874
3,010,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	2,987,994
		45,235,205
	Aerospace & Defense — 2.4%
15,655,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	15,614,297
12,675,000	Boeing Co., 3.625%, 2/01/2031	11,506,556
9,895,000	Boeing Co., 5.150%, 5/01/2030	9,756,297
9,055,000	Boeing Co., 5.705%, 5/01/2040	8,614,742
24,315,000	Boeing Co., 5.805%, 5/01/2050	22,616,682
555,000	Boeing Co., 5.930%, 5/01/2060	513,546
2,540,000	Boeing Co., 6.388%, 5/01/2031	2,655,623
2,960,000	Boeing Co., 6.528%, 5/01/2034	3,100,921
12,190,000	Boeing Co., 6.858%, 5/01/2054	12,956,100
3,805,000	Boeing Co., 7.008%, 5/01/2064	4,037,587
7,750,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	7,717,424
5,920,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	5,909,410
		104,999,185
	Apartment REITs — 0.1%
2,725,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	2,577,909
Principal Amount (‡)	Description	Value (†)

	Automotive — 0.4%
$3,635,000	BorgWarner, Inc., 5.400%, 8/15/2034	$3,577,673
1,345,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	1,373,687
3,345,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	3,217,670
3,305,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	3,312,139
5,090,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	4,826,553
3,490,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	3,425,610
		19,733,332
	Banking — 2.1%
2,235,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	2,010,015
17,305,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	17,375,246
17,675,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	17,693,262
6,436,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	6,495,078
5,470,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,606,320
8,805,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	8,862,608
510,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	443,589
8,545,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	9,029,587
1,645,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	1,427,232
22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	21,629,429
		91,572,366
	Brokerage — 0.5%
5,915,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	6,076,723
11,745,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	12,104,004
5,731,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	5,888,025
		24,068,752
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Building Materials — 1.5%
$44,864,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	$39,104,138
15,360,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	15,046,867
2,295,000	Martin Marietta Materials, Inc., 5.150%, 12/01/2034	2,253,508
7,550,000	Vulcan Materials Co., 5.350%, 12/01/2034	7,527,222
		63,931,735
	Cable Satellite — 5.8%
14,925,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	12,108,503
26,190,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	16,359,821
1,438,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	866,524
1,060,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	681,909
46,770,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	28,489,574
1,125,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	845,052
7,530,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	5,894,230
11,040,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	8,910,613
1,340,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.834%, 10/23/2055	1,303,706
7,940,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	5,569,214
950,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	682,445
815,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	586,825
46,092,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	24,080,890
1,665,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	866,819
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$19,355,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	$16,697,700
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	790,719
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	24,178,097
10,570,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	9,037,292
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	12,380,937
86,082,013	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(d)	78,071,982
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,630,726
805,000	Time Warner Cable LLC, 5.875%, 11/15/2040	720,311
		253,753,889
	Construction Machinery — 0.5%
2,300,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,270,455
3,425,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	3,371,684
4,640,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	4,643,510
11,225,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	11,137,207
		21,422,856
	Consumer Cyclical Services — 1.2%
5,655,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	5,117,744
33,255,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	32,160,515
3,715,000	Uber Technologies, Inc., 4.800%, 9/15/2034	3,555,511
12,808,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	12,918,166
		53,751,936
	Diversified Manufacturing — 0.2%
7,915,000	Amphenol Corp., 5.000%, 1/15/2035	7,727,532
	Electric — 1.0%
26,419,866	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	25,020,646
7,160,000	Duke Energy Corp., 5.450%, 6/15/2034	7,148,435
9,140,000	Southern Co., 5.700%, 3/15/2034	9,328,681
1,895,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	1,875,112
		43,372,874
	Environmental — 0.2%
9,845,000	Waste Management, Inc., 4.950%, 3/15/2035	9,598,361
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Finance Companies — 3.2%
$19,290,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	$16,807,749
5,905,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	5,028,826
3,680,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	3,503,625
6,395,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	6,679,223
3,100,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 6.668%, 1/15/2067(a)(b)	2,174,278
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	16,604,272
4,205,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,292,490
6,235,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	6,276,966
6,740,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,947,255
13,520,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	14,198,083
1,765,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	1,724,125
650,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	668,806
1,390,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,435,984
12,509,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	11,328,369
28,741,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	25,041,944
15,738,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	13,107,621
6,265,000	SMBC Aviation Capital Finance DAC, 5.300%, 4/03/2029(a)	6,283,970
		142,103,586
	Financial Other — 0.3%
9,560,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	925,695
3,680,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	168,360
1,455,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	76,387
2,565,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(e)	118,631
3,675,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(e)	192,937
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$945,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	$44,887
730,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(e)	35,471
2,815,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(e)	352,973
990,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	123,879
7,770,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	783,371
1,460,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	1,219,510
19,485,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	1,193,456
1,845,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	106,586
2,400,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(e)	142,128
24,005,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	1,439,580
1,305,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	75,834
1,735,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	103,770
5,965,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	555,640
5,148,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	482,728
6,195,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	429,747
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(e)	25,868
1,515,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	106,050
4,675,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	324,632
1,465,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	96,104
1,622,131	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(f)	226,936
1,626,071	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(f)	227,520
3,260,033	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(f)	430,748
4,901,898	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(f)	612,982
4,913,760	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(f)	569,382
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$2,313,774	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(f)	$259,143
1,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	42,056
7,485,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	281,062
440,000	Times China Holdings Ltd., 6.750%, 7/08/2025(e)	15,950
3,175,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	235,871
6,250,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	438,000
1,585,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	111,077
4,025,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(e)	301,875
		12,876,826
	Food & Beverage — 0.5%
1,380,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	1,459,024
17,905,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	15,439,703
995,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	915,649
3,135,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	2,808,467
		20,622,843
	Gaming — 0.3%
5,810,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,976,287
4,670,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	4,679,220
415,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	423,357
2,325,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	2,393,871
		12,472,735
	Government Owned - No Guarantee — 0.1%
5,745,000	Ecopetrol SA, 8.375%, 1/19/2036	5,540,693
2,735,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(e)	220,961
5,250,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(e)	424,095
		6,185,749
	Health Insurance — 0.8%
8,301,000	Centene Corp., 3.000%, 10/15/2030	7,162,907
7,400,000	Centene Corp., 3.375%, 2/15/2030	6,591,030
11,505,000	Centene Corp., 4.625%, 12/15/2029	10,880,970
Principal Amount (‡)	Description	Value (†)

	Health Insurance — continued
$5,625,000	Elevance Health, Inc., 5.200%, 2/15/2035	$5,493,541
6,470,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	5,587,249
		35,715,697
	Healthcare — 0.6%
135,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	139,725
2,055,000	CVS Health Corp., (fixed rate to 12/10/2029, variable rate thereafter), 7.000%, 3/10/2055	2,061,895
2,635,000	HCA, Inc., 5.450%, 9/15/2034	2,568,312
10,885,000	HCA, Inc., 5.500%, 6/01/2033	10,768,658
11,355,000	HCA, Inc., 5.600%, 4/01/2034	11,185,723
		26,724,313
	Home Construction — 0.1%
6,080,000	DR Horton, Inc., 5.000%, 10/15/2034	5,869,545
	Independent Energy — 2.9%
17,555,000	Aker BP ASA, 4.000%, 1/15/2031(a)	16,185,362
4,170,000	Aker BP ASA, 5.125%, 10/01/2034(a)	3,916,509
5,705,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	5,548,388
1,925,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	2,015,948
14,715,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	12,078,839
45,285,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	44,737,071
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	10,977,525
11,721,000	EQT Corp., 3.625%, 5/15/2031(a)	10,444,184
810,000	EQT Corp., 7.000%, 2/01/2030	860,288
2,040,000	Matador Resources Co., 6.875%, 4/15/2028(a)	2,068,215
1,995,000	Ovintiv, Inc., 6.500%, 8/15/2034	2,066,622
10,265,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	10,132,169
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	371,938
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(e)	170,775
2,230,000	Var Energi ASA, 8.000%, 11/15/2032(a)	2,497,274
3,125,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	3,271,688
		127,342,795
	Leisure — 2.0%
13,160,000	Carnival Corp., 5.750%, 3/01/2027(a)	13,130,972
3,415,000	Carnival Corp., 6.000%, 5/01/2029(a)	3,406,921
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Leisure — continued
$1,660,000	Carnival Corp., 7.000%, 8/15/2029(a)	$1,726,740
10,030,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	10,016,387
7,630,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	7,609,323
7,820,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	8,240,200
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	3,706,857
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	18,639,706
4,735,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	4,657,626
11,095,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	11,068,651
4,130,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	4,179,481
		86,382,864
	Life Insurance — 3.3%
6,099,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	4,731,344
2,030,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,387,231
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,576,909
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	61,387,682
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	47,683,692
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	13,740,468
		143,507,326
	Lodging — 0.7%
2,010,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	2,012,438
5,240,000	Marriott International, Inc., 5.300%, 5/15/2034	5,199,206
6,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	5,745,414
10,440,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	9,750,541
10,574,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	9,812,644
		32,520,243
	Media Entertainment — 1.7%
4,705,000	AppLovin Corp., 5.125%, 12/01/2029	4,693,498
11,820,000	AppLovin Corp., 5.500%, 12/01/2034	11,731,922
464,800	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	343,120
7,124,450	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	5,574,383
22,040,000	Netflix, Inc., 4.875%, 6/15/2030(a)	21,941,950
1,680,000	Netflix, Inc., 4.900%, 8/15/2034	1,645,230
Principal Amount (‡)	Description	Value (†)

	Media Entertainment — continued
$16,474,000	Paramount Global, 4.375%, 3/15/2043	$11,992,957
4,389,000	Paramount Global, 5.850%, 9/01/2043	3,813,894
13,967,000	Paramount Global, 6.875%, 4/30/2036	14,140,797
		75,877,751
	Metals & Mining — 2.6%
19,906,000	ArcelorMittal SA, 6.750%, 3/01/2041	20,478,216
470,000	ArcelorMittal SA, 7.000%, 10/15/2039	500,107
18,322,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	15,874,914
19,611,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	19,806,963
15,080,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	15,837,524
35,360,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	37,511,821
2,040,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	2,022,283
		112,031,828
	Midstream — 1.5%
3,435,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	2,978,533
2,290,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	2,117,579
4,825,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	4,939,304
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	9,310,812
17,920,000	Energy Transfer LP, 5.600%, 9/01/2034	17,904,260
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	3,452,595
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	229,561
2,750,000	Targa Resources Corp., 5.500%, 2/15/2035	2,705,512
5,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	4,821,145
3,495,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,976,790
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	5,184,863
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	1,005,896
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	730,282
1,090,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,110,998
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$2,285,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	$2,281,654
2,550,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	2,557,185
		64,306,969
	Mortgage Related — 0.0%
3,186	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	3,170
	Natural Gas — 0.1%
2,620,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	2,684,930
	Non-Agency Commercial Mortgage-Backed Securities — 1.7%
505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	402,914
265,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 10.019%, 12/15/2038(a)(b)	260,973
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.268%, 12/15/2038(a)(b)	10,822,207
7,790,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.629%, 8/15/2039(a)(b)	7,787,634
415,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.802%, 11/13/2046(a)(b)	413,948
2,960,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.889%, 7/15/2029(a)(b)	2,976,603
129,287	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	122,170
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	5,792,846
630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	517,114
2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,886,305
5,850,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	5,963,396
3,805,016	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.212%, 7/15/2038(a)(b)	3,809,772
7,050,730	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.762%, 7/15/2038(a)(b)	7,068,357
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,753,455	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.721%, 4/10/2031(a)(b)	$1,606,248
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)	2,777,066
435,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.567%, 12/15/2047(a)(b)	378,445
1,405,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	1,382,512
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.077%, 8/15/2046(b)	1,041,461
1,198,802	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,102,898
3,245,734	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.833%, 7/15/2046(b)	2,995,813
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	4,323,040
1,106,297	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,014,163
7,750,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.186%, 8/15/2046(b)	6,655,553
2,256,587	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	2,008,248
		73,109,686
	Oil Field Services — 0.4%
16,890,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	16,036,535
	Other REITs — 0.4%
4,125,000	EPR Properties, 3.600%, 11/15/2031	3,609,144
12,575,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	12,309,353
		15,918,497
	Pharmaceuticals — 2.3%
20,900,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	16,720,000
9,370,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	9,388,478
7,475,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	8,921,264
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
6,270,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	$7,890,739
5,031,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,834,272
26,922,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	19,354,215
15,545,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	15,169,143
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	10,297,403
5,520,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	5,949,147
3,965,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	4,431,518
		102,956,179
	Property & Casualty Insurance — 0.8%
975,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	962,301
2,555,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	2,491,010
2,525,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	2,538,979
12,510,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	12,210,810
13,985,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.178%, 1/15/2033(a)(b)(g)	437,031
80,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.178%, 1/15/2033(b)(g)	2,500
17,110,000	Stewart Information Services Corp., 3.600%, 11/15/2031	14,813,335
		33,455,966
	Restaurants — 0.1%
6,435,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	6,338,613
	Retailers — 0.4%
4,680,000	Dillard's, Inc., 7.000%, 12/01/2028	4,883,533
7,182,000	Dillard's, Inc., 7.750%, 7/15/2026	7,409,885
2,250,000	Dillard's, Inc., 7.750%, 5/15/2027	2,352,488
3,235,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	3,292,124
		17,938,030
	Sovereigns — 4.1%
13,425,000	Chile Government International Bonds, 3.100%, 5/07/2041	9,578,716
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$10,915,000	Chile Government International Bonds, 3.500%, 1/31/2034	$9,388,868
5,420,000	Chile Government International Bonds, 4.340%, 3/07/2042	4,538,653
6,785,000	Colombia Government International Bonds, 7.500%, 2/02/2034	6,673,047
13,615,000	Colombia Government International Bonds, 7.750%, 11/07/2036	13,314,108
1,005,000	Colombia Government International Bonds, 8.000%, 11/14/2035	1,010,527
8,850,000	Colombia Government International Bonds, 8.375%, 11/07/2054	8,572,552
1,410,000	Costa Rica Government International Bonds, 7.158%, 3/12/2045	1,449,480
12,580,000	Hazine Mustesarligi Varlik Kiralama AS, 6.500%, 4/26/2030(a)	12,439,230
7,515,000	Nigeria Government International Bonds, 10.375%, 12/09/2034(a)	7,672,815
7,085,000	Philippines Government International Bonds, 2.650%, 12/10/2045	4,492,622
9,065,000	Philippines Government International Bonds, 2.950%, 5/05/2045	6,062,672
4,425,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	4,070,071
6,400,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	6,238,022
3,575,000	Republic of South Africa Government International Bonds, 7.950%, 11/19/2054(a)	3,429,455
25,725,000	Republic of Turkiye, 6.500%, 1/03/2035	24,034,867
2,785,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	2,320,128
2,660,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	2,187,382
7,355,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	7,650,064
205,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	192,843
6,955,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	6,773,614
3,840,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	3,965,076
17,610,000	Romania Government International Bonds, 5.750%, 3/24/2035(a)	15,712,998
16,360,000	Turkiye Government International Bonds, 7.125%, 7/17/2032	16,216,850
		177,984,660
	Technology — 5.0%
4,105,000	Block, Inc., 3.500%, 6/01/2031	3,614,371
3,950,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	3,265,057
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$11,215,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	$9,158,974
7,070,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	6,188,594
10,988,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	9,522,863
13,741,000	Broadcom, Inc., 4.150%, 11/15/2030	13,148,291
3,450,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	3,235,166
19,353,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	17,224,565
12,400,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	12,221,870
9,935,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	8,863,610
11,630,000	Entegris, Inc., 4.750%, 4/15/2029(a)	11,135,813
5,235,000	Gartner, Inc., 3.625%, 6/15/2029(a)	4,862,813
920,000	Gartner, Inc., 3.750%, 10/01/2030(a)	839,883
6,145,000	Global Payments, Inc., 2.900%, 11/15/2031	5,255,606
7,515,000	Global Payments, Inc., 5.400%, 8/15/2032	7,509,889
10,470,000	Leidos, Inc., 5.750%, 3/15/2033	10,613,322
4,710,000	Microchip Technology, Inc., 5.050%, 2/15/2030	4,677,336
15,190,000	Micron Technology, Inc., 5.875%, 2/09/2033	15,557,924
39,785,000	Micron Technology, Inc., 5.875%, 9/15/2033	40,806,412
12,245,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	12,249,958
1,035,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	1,008,530
2,825,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	2,469,721
685,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	627,485
6,549,000	TD SYNNEX Corp., 6.100%, 4/12/2034	6,720,700
6,775,000	Western Digital Corp., 2.850%, 2/01/2029	6,030,402
		216,809,155
	Treasuries — 18.6%
25,060,000	Canada Government Bonds, 4.000%, 8/01/2026, (CAD)	17,714,680
151,154,000,000	Indonesia Treasury Bonds, 6.750%, 7/15/2035, (IDR)	9,205,768
351,576,000,000	Indonesia Treasury Bonds, 6.875%, 4/15/2029, (IDR)	21,719,511
325,555,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	15,701,754
406,865,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	18,353,979
25,035,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	31,220,866
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
9,425,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	$11,735,251
45,170,000	U.S. Treasury Notes, 3.500%, 9/30/2026	44,601,038
33,420,000	U.S. Treasury Notes, 3.750%, 8/31/2026	33,155,491
122,240,000	U.S. Treasury Notes, 4.125%, 10/31/2026	121,961,750
15,000,000	U.S. Treasury Notes, 4.250%, 11/30/2026	14,997,017
21,920,000	U.S. Treasury Notes, 4.250%, 12/31/2026	21,921,801
208,545,000	U.S. Treasury Notes, 4.375%, 7/31/2026	208,889,089
22,675,000	U.S. Treasury Notes, 4.500%, 3/31/2026	22,736,738
99,320,000	U.S. Treasury Notes, 4.625%, 6/30/2025	99,559,002
119,895,000	U.S. Treasury Notes, 4.875%, 4/30/2026(h)	120,826,176
		814,299,911
	Wireless — 1.3%
16,680,000	American Tower Corp., 5.900%, 11/15/2033	17,183,079
3,695,000	SoftBank Group Corp., 4.625%, 7/06/2028	3,520,707
9,135,000	Sprint Capital Corp., 8.750%, 3/15/2032	10,906,308
22,875,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	21,635,388
5,595,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	5,736,205
		58,981,687
	Wirelines — 0.1%
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,628,012
	Total Non-Convertible Bonds (Identified Cost $4,039,184,247)	3,762,437,664

Convertible Bonds — 2.9%
	Cable Satellite — 1.3%
54,110,335	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(d)	56,777,122
	Consumer Cyclical Services — 0.1%
530,000	Booking Holdings, Inc., 0.750%, 5/01/2025	1,398,505
1,585,000	Uber Technologies, Inc., 0.875%, 12/01/2028	1,743,500
		3,142,005
	Diversified Manufacturing — 0.0%
496,000	Itron, Inc., 1.375%, 7/15/2030(a)	522,040
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Electric — 0.3%
$1,159,000	Evergy, Inc., 4.500%, 12/15/2027	$1,258,095
2,057,000	FirstEnergy Corp., 4.000%, 5/01/2026	2,064,199
505,000	NRG Energy, Inc., 2.750%, 6/01/2048	1,107,970
1,309,000	PG&E Corp., 4.250%, 12/01/2027	1,419,610
1,148,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027(a)	1,203,104
6,320,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	6,591,760
		13,644,738
	Food & Beverage — 0.0%
320,000	Post Holdings, Inc., 2.500%, 8/15/2027	374,880
	Healthcare — 0.0%
499,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(a)	629,531
	Independent Energy — 0.0%
295,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	345,298
243,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	611,300
		956,598
	Leisure — 0.1%
719,000	Carnival Corp., 5.750%, 12/01/2027	1,446,628
1,227,000	NCL Corp. Ltd., 1.125%, 2/15/2027	1,269,945
		2,716,573
	Media Entertainment — 0.0%
571,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	696,905
322,000	Sea Ltd., 2.375%, 12/01/2025	407,491
		1,104,396
	Midstream — 0.0%
369,000	UGI Corp., 5.000%, 6/01/2028(a)	418,999
	Pharmaceuticals — 0.7%
30,703,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	28,492,384
2,112,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	2,272,512
		30,764,896
	Retailers — 0.0%
165,000	Freshpet, Inc., 3.000%, 4/01/2028	364,815
	Technology — 0.4%
1,649,000	Akamai Technologies, Inc., 1.125%, 2/15/2029	1,607,855
1,399,000	Bentley Systems, Inc., 0.375%, 7/01/2027	1,259,800
350,000	BlackLine, Inc., 1.000%, 6/01/2029(a)	379,540
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$2,286,000	Datadog, Inc., Zero Coupon, 0.000%, 12/01/2029(a)(i)	$2,199,132
1,460,000	Dropbox, Inc., Zero Coupon, 0.000%–1.061%, 3/01/2028(j)	1,490,112
1,267,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	1,235,959
225,000	InterDigital, Inc., 3.500%, 6/01/2027	565,283
928,000	Nutanix, Inc., 0.250%, 10/01/2027	1,121,024
1,656,000	ON Semiconductor Corp., 0.500%, 3/01/2029	1,559,124
281,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	1,027,758
1,211,000	Parsons Corp., 2.625%, 3/01/2029(a)	1,417,475
1,181,000	Seagate HDD Cayman, 3.500%, 6/01/2028	1,417,790
544,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(i)	645,184
435,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	524,828
240,000	Vertex, Inc., 0.750%, 5/01/2029(a)	379,445
1,155,000	Workiva, Inc., 1.250%, 8/15/2028	1,222,568
		18,052,877
	Total Convertible Bonds (Identified Cost $132,659,235)	129,469,470

Municipals — 1.2%
	Virginia — 1.2%
63,755,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $63,131,990)	53,368,851
	Total Bonds and Notes (Identified Cost $4,234,975,472)	3,945,275,985

Collateralized Loan Obligations — 3.3%
9,977,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.979%, 10/20/2031(a)(b)	10,013,616
7,140,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 6.479%, 7/20/2034(a)(b)	7,153,366
7,240,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 7.729%, 7/20/2034(a)(b)	7,263,957
1,805,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD SOFR + 3.362%, 8.018%, 7/15/2034(a)(b)	1,811,030
3,955,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.918%, 10/15/2034(a)(b)	3,962,637
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$1,310,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 6.521%, 2/20/2036(a)(b)	$1,311,616
7,865,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 6.235%, 10/22/2037(a)(b)	7,895,131
5,225,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 7.829%, 7/20/2032(a)(b)	5,242,300
10,050,000	Clover CLO LLC, Series 2021-1A, Class D, 3 mo. USD SOFR + 3.212%, 7.843%, 4/22/2034(a)(b)	10,108,330
5,605,000	Clover CLO LLC, Series 2021-2A, Class D, 3 mo. USD SOFR + 3.312%, 7.929%, 7/20/2034(a)(b)	5,617,449
6,075,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD SOFR + 3.682%, 8.299%, 7/20/2034(a)(b)	6,074,550
4,080,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.417%, 4/20/2037(a)(b)	4,171,641
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 6.379%, 4/20/2031(a)(b)	8,773,149
1,470,000	LCM 30 Ltd., Series 30A, Class CR, 3 mo. USD SOFR + 2.262%, 6.879%, 4/20/2031(a)(b)	1,472,442
4,215,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 7.879%, 4/20/2031(a)(b)	4,198,557
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.926%, 7/23/2037(a)(b)	1,281,799
9,225,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 6.568%, 7/15/2034(a)(b)	9,235,314
3,255,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 8.218%, 7/15/2036(a)(b)	3,206,393
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 6.111%, 1/20/2038(a)(b)	12,483,847
8,895,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.256%, 7/15/2037(a)(b)	8,905,363
6,280,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.806%, 7/15/2037(a)(b)	6,331,320
Principal Amount (‡)	Description	Value (†)

$5,120,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3 mo. USD SOFR + 2.962%, 7.609%, 10/17/2031(a)(b)	$5,121,695
2,970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 6.482%, 5/21/2034(a)(b)	2,971,996
5,953,604	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.883%, 5/20/2031(a)(b)	5,960,153
700,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3 mo. USD SOFR + 3.212%, 7.829%, 1/20/2031(a)(b)	701,556
2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 8.629%, 10/20/2034(a)(b)	2,147,267
	Total Collateralized Loan Obligations (Identified Cost $142,905,323)	143,416,474

Senior Loans — 3.3%
	Aerospace & Defense — 0.1%
1,017,325	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.829%, 2/28/2031(b)(k)	1,018,699
1,656,022	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.079%, 8/24/2028(b)(k)	1,660,510
		2,679,209
	Building Materials — 0.3%
12,768,883	Summit Materials LLC, 2023 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.147%, 1/12/2029(b)(k)	12,771,182
	Diversified Manufacturing — 0.3%
2,284,247	Resideo Funding, Inc., 2024 1st Lien Term Loan B, PRIME + 0.750%, 8.250%, 2/11/2028(b)	2,288,541
10,385,358	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.101%, 6/13/2031(b)(k)	10,404,883
		12,693,424
	Electric — 0.0%
2,428,882	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.355%, 4/16/2031(l)	2,428,688
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — 0.5%
$20,400,125	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.107%, 6/24/2031(b)(k)	$20,355,449
	Gaming — 0.1%
4,758,519	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.079%, 11/30/2030(b)(k)	4,743,672
522,378	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.632%, 4/14/2029(b)(k)	523,778
		5,267,450
	Healthcare — 0.0%
460,452	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 8.329%, 9/27/2030(b)(k)	449,286
	Leisure — 0.3%
6,789,986	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 7.107%, 10/18/2028(b)(k)	6,825,361
2,060,711	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 7.107%, 8/08/2027(b)(k)	2,071,654
2,392,975	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.357%, 5/01/2031(b)(k)	2,396,708
		11,293,723
	Lodging — 1.1%
7,383,321	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.088%, 11/08/2030(b)	7,415,660
290,992	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.857%, 8/02/2028(b)(k)	291,758
18,032,065	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.250%, 6.607%, 1/17/2031(b)(k)	18,071,555
20,616,400	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.107%, 5/24/2030(b)(k)	20,623,822
		46,402,795
	Paper — 0.2%
10,988,670	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.107%, 5/23/2031(b)	10,994,164
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — 0.2%
$3,564,113	HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 2.750%, 7.367%, 6/20/2030(b)(k)	$3,581,933
1,509,000	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.607%, 9/15/2031(b)(k)	1,512,772
2,786,874	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.079%, 5/06/2031(b)(k)	2,791,222
		7,885,927
	Technology — 0.1%
3,711,697	Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD SOFR + 2.500%, 6.829%, 1/31/2031(b)(k)	3,726,396
1,094,638	Open Text Corp., 2023 Term Loan B, 1/31/2030(l)	1,094,090
		4,820,486
	Wireless — 0.1%
4,745,322	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.110%, 1/25/2031(b)(k)	4,743,708
	Total Senior Loans (Identified Cost $142,695,878)	142,785,491

Shares
Preferred Stocks — 0.6%

Convertible Preferred Stocks — 0.3%
	Aerospace & Defense — 0.3%
207,526	Boeing Co., 6.000%	12,636,258
	Brokerage — 0.0%
4,116	Apollo Global Management, Inc., 6.750%	357,721
	Electric — 0.0%
9,306	PG&E Corp., Series A, 6.000%	463,346
	Total Convertible Preferred Stocks (Identified Cost $11,208,719)	13,457,325

Non-Convertible Preferred Stocks — 0.3%
	Home Construction — 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	934,689
	Office REITs — 0.1%
2,318	Highwoods Properties, Inc., Series A, 8.625%(m)	2,361,202
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Shares	Description	Value (†)

	Other REITs — 0.2%
168,432	Prologis, Inc., Series Q, 8.540%	$9,499,565
	Total Non-Convertible Preferred Stocks (Identified Cost $10,688,684)	12,795,456
	Total Preferred Stocks (Identified Cost $21,897,403)	26,252,781

Common Stocks— 0.4%
	Diversified REITs — 0.0%
71	NexPoint Diversified Real Estate Trust	433
	Media — 0.4%
2,006,877	Altice USA, Inc., Class A(g)	4,836,574
705,779	iHeartMedia, Inc., Class A(g)	1,397,442
876,319	Paramount Global, Class B	9,166,297
		15,400,313
	Oil, Gas & Consumable Fuels — 0.0%
93,585	Battalion Oil Corp.(g)	160,966
	Real Estate Management & Development — 0.0%
744,514	Sunac China Holdings Ltd.(g)	219,351
	Technology Hardware, Storage & Peripherals — 0.0%
17,622	IQOR US, Inc.(g)	26,433
	Total Common Stocks (Identified Cost $74,770,838)	15,807,496

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 1.5%
$66,371,367	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $66,380,586 on 1/02/2025 collateralized by $53,380,700 U.S. Treasury Inflation Indexed Note, 0.375% due 1/15/2027 valued at $67,698,907 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $66,371,367)	$66,371,367
	Total Investments — 99.2% (Identified Cost $4,683,616,281)	4,339,909,594
	Other assets less liabilities — 0.8%	36,904,997
	Net Assets — 100.0%	$4,376,814,591

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
December 31, 2024, the value of Rule 144A holdings
amounted to $1,902,810,651 or 43.5% of net assets.

(b)
Variable rate security. Rate as of December 31, 2024 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are
determined by the issuer or agent and are based on current
market conditions. These securities may not indicate a
reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)
Payment–in–kind security for which the issuer, at each
interest payment date, may make interest payments in cash
and/or additional principal. For the period ended
December 31, 2024, interest payments were made in
principal.

(g)	Non-income producing security.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from
0.00% to 0.75%, to which the spread is added.

See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
(l)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

ABS	Asset-Backed Securities
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ZAR	South African Rand
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/19/2025	EUR	S	12,884,000	$13,617,679	$13,390,296	$227,383
At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2025	4,241	$465,358,068	$461,208,750	$(4,149,318)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2025	664	136,593,746	136,524,626	(69,120)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2025	16,067	1,715,642,261	1,707,997,422	(7,644,839)
Total					$(11,863,277)
At December 31, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	3/20/2025	2,106	$245,263,484	$239,754,938	$5,508,546
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2025	737	90,425,289	87,633,906	2,791,383
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	3,328	375,523,077	370,448,000	5,075,077
Total					$13,375,006
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Bond Fund (continued)
Industry Summary at December 31, 2024
Treasuries	18.6%
Cable Satellite	7.1
Technology	5.5
ABS Other	5.1
Sovereigns	4.1
Life Insurance	3.3
ABS Home Equity	3.2
Finance Companies	3.2
Pharmaceuticals	3.0
Independent Energy	2.9
Aerospace & Defense	2.8
ABS Car Loan	2.6
Metals & Mining	2.6
Leisure	2.4
Banking	2.1
Other Investments, less than 2% each	25.9
Collateralized Loan Obligations	3.3
Short-Term Investments	1.5
Total Investments	99.2
Other assets less liabilities (including forward foreign currency and futures contracts)	0.8
Net Assets	100.0%
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 90.6% of Net Assets

Non-Convertible Bonds — 89.7%
	ABS Car Loan — 4.1%
$60,853	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$60,492
18,569	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	18,667
20,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	20,443
105,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	107,685
200,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	208,353
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	101,213
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	585,604
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	100,985
190,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	195,980
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	103,892
330,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	335,612
130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	130,815
445,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	466,836
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	203,659
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	204,006
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	97,292
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	97,034
40,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	41,076
65,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	67,454
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$195,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	$198,253
5,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	5,149
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	101,345
100,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	101,234
100,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	97,696
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	101,540
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	221,566
105,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	107,463
100,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	98,280
265,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	270,616
75,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	75,787
70,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	71,914
285,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	296,684
100,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	97,848
285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027(a)	282,376
165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027(a)	160,176
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	167,196
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027(a)	199,496
275,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	270,067
40,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	39,373
90,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	92,135
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$170,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	$168,861
80,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	81,548
100,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	103,730
100,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	100,722
25,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	25,427
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	100,869
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	100,735
548,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	545,351
250,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	247,175
120,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	122,470
50,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	51,378
140,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	141,674
24,626	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.330%, 9/15/2027	24,299
350,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	355,757
185,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	190,178
270,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	280,640
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	101,350
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$100,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	$99,850
59,616	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	59,428
		9,104,734
	ABS Credit Card — 0.4%
270,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	273,364
100,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	100,588
180,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	181,603
110,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	110,632
225,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	225,357
		891,544
	ABS Home Equity — 4.0%
96,887	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	92,237
123,087	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	117,626
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	236,989
410,219	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	363,895
100,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	84,999
100,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	83,886
210,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	213,620
161,017	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.068%, 9/27/2060(a)(b)	160,629
430,322	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.100%, 12/27/2060(a)(b)	428,957
100,000	CSMC Trust, Series 2017-RPL1, Class M1, 2.978%, 7/25/2057(a)(b)	84,677
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$137,929	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, REMICS, 30 day USD SOFR Average + 2.000%, 6.569%, 4/25/2042(a)(b)	$139,691
96,988	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 6.660%, 4/25/2043(a)(b)	98,519
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	193,664
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	99,003
360,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	348,229
92,811	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	89,197
83,703	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	69,470
398,633	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	375,259
206,521	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	194,422
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	432,807
181,453	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.750%, 4/25/2061(a)(b)	181,393
3,916	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 6.310%, 7/25/2035(b)(c)	3,367
444,581	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class A, 3.800%, 1/25/2064(a)(b)	412,350
265,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	266,959
234,883	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	215,195
225,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	227,300
145,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	143,185
114,867	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	92,478
152,359	PRET LLC, Series 2024-NPL7, Class A1, 5.925%, 10/25/2054(a)(b)	152,068
258,103	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	258,987
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	$227,132
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	97,227
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	97,162
100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	96,137
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	95,821
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	114,472
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	143,555
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	95,705
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	146,648
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	87,643
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	89,708
142,164	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	142,533
134,972	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	135,574
154,741	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	149,626
116,772	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	116,663
95,461	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	95,723
345,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	342,740
181,709	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	172,872
375,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	373,479
215,471	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	180,879
50,167	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 5.116%, 3/27/2051(a)(b)	50,154
		8,912,511
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — 5.7%
$491,382	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	$488,525
144,640	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	134,943
180,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	182,486
14,112	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	14,148
285,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	287,534
105,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	105,787
100,000	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	100,163
100,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	87,029
346,233	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	341,430
74,103	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	74,932
430,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	422,082
175,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	179,799
90,874	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	92,416
330,589	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	323,707
300,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	294,626
225,795	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	227,022
132,269	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	129,398
111,900	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	115,244
87,022	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	86,196
1,150,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	1,173,018
295,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	300,047
78,868	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	78,812
100,000	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	100,178
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$100,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	$101,554
76,285	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	76,928
144,375	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	141,555
175,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	173,024
271,747	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	248,219
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	100,894
100,466	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	101,037
84,644	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	82,346
651,761	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	630,794
24,962	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041(a)	23,697
120,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	121,030
105,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	103,402
19,960	OneMain Financial Issuance Trust, Series 2018-2A, Class B, 3.890%, 3/14/2033(a)	19,949
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	214,179
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	304,110
310,000	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	310,110
100,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	99,059
115,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	115,661
165,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	166,617
275,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	278,574
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$250,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	$252,672
100,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	96,181
115,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	117,249
99,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	97,255
200,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	205,191
44,723	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	42,932
14,608	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	14,146
74,953	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	76,750
425,754	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	387,953
275,564	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	269,628
124,294	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	123,929
178,097	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	172,332
296,799	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046(a)	270,891
199,194	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	176,042
535,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 5.864%, 11/15/2027(a)(b)	535,110
242,989	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	243,277
101,941	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	94,549
421,542	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	435,867
300,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	307,440
		12,671,655
	ABS Residential Mortgage — 0.4%
191,177	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	192,433
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$190,337	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	$190,301
107,273	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	107,738
75,912	PRPM LLC, Series 2021-4, Class A1, 4.867%, 4/25/2026(a)(b)	75,746
85,386	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	85,646
18,600	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(b)	18,586
76,439	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(b)	76,383
79,142	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	79,044
126,579	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(b)	126,671
		952,548
	ABS Student Loan — 0.9%
450,474	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	456,267
100,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	100,744
53,861	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	49,284
20,089	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	18,648
124,191	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	111,912
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	102,355
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	67,869
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	130,626
120,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	127,241
110,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	94,286
58,854	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	57,871
273,679	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	260,493
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$110,176	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 5.242%, 1/15/2053(a)(b)	$108,745
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	180,325
100,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	103,099
114,582	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	114,876
		2,084,641
	ABS Whole Business — 1.0%
355,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	363,043
160,127	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	156,487
48,750	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	47,445
96,500	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	86,416
74,438	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	76,029
508,725	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	510,587
100,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	98,922
575,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	582,286
200,000	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	194,735
145,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	143,940
		2,259,890
	Aerospace & Defense — 2.8%
615,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	613,401
560,000	Boeing Co., 3.625%, 2/01/2031	508,377
435,000	Boeing Co., 5.150%, 5/01/2030	428,903
400,000	Boeing Co., 5.705%, 5/01/2040	380,552
1,090,000	Boeing Co., 5.805%, 5/01/2050	1,013,867
25,000	Boeing Co., 5.930%, 5/01/2060	23,133
115,000	Boeing Co., 6.388%, 5/01/2031	120,235
120,000	Boeing Co., 6.528%, 5/01/2034	125,713
500,000	Boeing Co., 6.858%, 5/01/2054	531,423
175,000	Boeing Co., 7.008%, 5/01/2064	185,697
490,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	487,940
235,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	234,580
70,000	RTX Corp., 2.375%, 3/15/2032	58,105
Principal Amount (‡)	Description	Value (†)

	Aerospace & Defense — continued
$560,000	RTX Corp., 5.150%, 2/27/2033	$555,293
50,000	Textron, Inc., 2.450%, 3/15/2031	42,542
1,125,000	Textron, Inc., 3.000%, 6/01/2030	1,011,497
		6,321,258
	Airlines — 0.3%
26,692	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	26,108
305,717	U.S. Airways Pass-Through Trust, Series 2012-2, Class A, 4.625%, 12/03/2026	304,698
232,016	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	235,800
		566,606
	Apartment REITs — 0.1%
85,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	71,116
130,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	122,983
		194,099
	Automotive — 0.8%
175,000	BorgWarner, Inc., 5.400%, 8/15/2034	172,240
280,000	Daimler Truck Finance North America LLC, 5.500%, 9/20/2033(a)	280,653
80,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	81,706
825,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	846,493
155,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	149,100
230,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	218,096
		1,748,288
	Banking — 5.4%
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,192,705
375,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	332,174
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	295,124
611,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	497,807
370,000	Bank of America Corp., MTN, (fixed rate to 10/24/2030, variable rate thereafter), 1.922%, 10/24/2031	309,107
45,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	44,137
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$235,000	Bank of America Corp., MTN, (fixed rate to 7/23/2030, variable rate thereafter), 1.898%, 7/23/2031	$197,711
536,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	526,133
460,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	461,867
50,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	43,093
2,125,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	2,100,410
200,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	207,058
220,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	198,179
45,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	43,997
61,000	Morgan Stanley, 3.950%, 4/23/2027	59,781
150,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	150,155
290,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	306,764
425,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	426,394
230,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	234,380
345,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	335,193
820,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	666,933
1,205,000	Morgan Stanley, MTN, (fixed rate to 2/13/2031, variable rate thereafter), 1.794%, 2/13/2032	983,080
410,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035(a)	352,530
255,000	Synchrony Bank, 5.400%, 8/22/2025	255,166
195,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	196,790
250,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	301,934
335,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	337,192
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	$528,355
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	521,424
		12,105,573
	Brokerage — 0.7%
555,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	570,174
110,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	112,482
90,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	92,751
733,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	753,084
		1,528,491
	Building Materials — 1.6%
1,255,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	1,093,877
430,000	Cemex SAB de CV, 3.875%, 7/11/2031	374,795
200,000	Cemex SAB de CV, 5.450%, 11/19/2029	197,305
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(d)	303,680
110,000	Martin Marietta Materials, Inc., 5.150%, 12/01/2034	108,011
211,000	Masco Corp., 6.500%, 8/15/2032	222,297
95,000	Owens Corning, 5.700%, 6/15/2034	96,506
778,000	Owens Corning, 7.000%, 12/01/2036	864,173
360,000	Vulcan Materials Co., 5.350%, 12/01/2034	358,914
		3,619,558
	Cable Satellite — 2.6%
935,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	584,056
30,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	18,078
40,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	25,732
1,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	962,444
40,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	30,046
225,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	176,122
395,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	318,813
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$50,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.834%, 10/23/2055	$48,646
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	280,565
200,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	143,673
800,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	417,962
170,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	154,522
265,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	226,574
1,668,109	EchoStar Corp., 10.750%, 11/30/2029	1,793,693
543,967	EchoStar Corp., 6.750% PIK or 6.750% Cash, 11/30/2030(e)	493,350
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	123,047
10,000	Time Warner Cable LLC, 5.875%, 11/15/2040	8,948
		5,806,271
	Collateralized Mortgage Obligations — 0.1%
99,797	Federal Home Loan Mortgage Corp., Series 2912, Class EH, REMICS, 5.500%, 1/15/2035	102,085
114,668	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	95,351
		197,436
	Construction Machinery — 0.5%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	197,431
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	200,151
200,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	202,264
475,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	471,285
		1,071,131
	Consumer Cyclical Services — 1.0%
330,000	Expedia Group, Inc., 2.950%, 3/15/2031	290,497
1,245,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,147,983
210,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	203,089
300,000	Uber Technologies, Inc., 4.800%, 9/15/2034	287,121
204,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	207,633
		2,136,323
	Diversified Manufacturing — 0.9%
75,000	Amphenol Corp., 2.200%, 9/15/2031	62,847
315,000	Amphenol Corp., 5.000%, 1/15/2035	307,539
120,000	Amphenol Corp., 5.250%, 4/05/2034	120,357
555,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	567,911
85,000	Nordson Corp., 5.800%, 9/15/2033	87,503
Principal Amount (‡)	Description	Value (†)

	Diversified Manufacturing — continued
$130,000	Otis Worldwide Corp., 5.125%, 11/19/2031	$130,054
705,000	Veralto Corp., 5.450%, 9/18/2033	707,351
		1,983,562
	Electric — 0.6%
330,000	Duke Energy Corp., 5.450%, 6/15/2034	329,467
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	124,129
200,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	159,593
45,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	43,551
100,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	101,145
390,000	Southern Co., 5.700%, 3/15/2034	398,051
90,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	89,056
		1,244,992
	Environmental — 0.2%
475,000	Waste Management, Inc., 4.950%, 3/15/2035	463,100
	Finance Companies — 2.7%
550,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	479,226
450,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	383,230
535,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	509,358
50,000	Air Lease Corp., 3.125%, 12/01/2030	44,311
125,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	127,601
420,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	434,084
150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	151,010
350,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	338,883
170,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	175,227
550,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	577,585
95,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	92,800
375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	355,805
330,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	298,854
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	866,940
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	720,428
200,000	SMBC Aviation Capital Finance DAC, 5.300%, 4/03/2029(a)	200,606
300,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	301,885
		6,057,833
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — 0.0%
$200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(f)	$25,026
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(f)	20,164
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(f)	13,896
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(f)	14,000
200,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(f)	13,888
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)	13,120
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(f)	7,510
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(f)	7,510
		115,114
	Food & Beverage — 0.3%
185,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	168,754
225,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	199,636
110,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	116,299
300,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	258,694
5,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	4,601
		747,984
	Gaming — 0.6%
190,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	162,736
50,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	52,929
45,000	VICI Properties LP, 5.125%, 5/15/2032	43,816
80,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	75,383
365,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(a)	358,943
295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	291,996
265,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025(a)	263,958
		1,249,761
	Government Owned - No Guarantee — 0.4%
955,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	903,580
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(f)	16,156
		919,736
	Health Insurance — 0.8%
20,000	Centene Corp., 2.450%, 7/15/2028	17,998
520,000	Centene Corp., 2.500%, 3/01/2031	430,095
Principal Amount (‡)	Description	Value (†)

	Health Insurance — continued
$260,000	Centene Corp., 3.000%, 10/15/2030	$224,353
220,000	Centene Corp., 3.375%, 2/15/2030	195,950
650,000	Centene Corp., 4.625%, 12/15/2029	614,744
270,000	Elevance Health, Inc., 5.200%, 2/15/2035	263,690
		1,746,830
	Healthcare — 0.7%
200,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	199,908
105,000	CVS Health Corp., (fixed rate to 12/10/2029, variable rate thereafter), 7.000%, 3/10/2055	105,352
55,000	HCA, Inc., 2.375%, 7/15/2031	45,647
195,000	HCA, Inc., 3.500%, 9/01/2030	177,099
125,000	HCA, Inc., 5.450%, 9/15/2034	121,837
50,000	HCA, Inc., 5.500%, 6/01/2033	49,466
815,000	HCA, Inc., 5.600%, 4/01/2034	802,850
		1,502,159
	Home Construction — 1.0%
295,000	DR Horton, Inc., 5.000%, 10/15/2034	284,789
195,000	MDC Holdings, Inc., 3.966%, 8/06/2061	145,448
510,000	MDC Holdings, Inc., 6.000%, 1/15/2043	507,807
285,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	266,288
981,000	PulteGroup, Inc., 6.000%, 2/15/2035	1,002,484
		2,206,816
	Hybrid ARMs — 0.0%
930	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 7.085%, 2/01/2037(b)	946
4,751	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.835%, 7.595%, 9/01/2036(b)	4,891
		5,837
	Independent Energy — 2.5%
520,000	Aker BP ASA, 5.125%, 10/01/2034(a)	488,390
285,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	277,176
1,295,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,063,004
1,480,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	1,462,093
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	259,350
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	324,675
385,000	EQT Corp., 3.625%, 5/15/2031(a)	343,060
45,000	EQT Corp., 5.000%, 1/15/2029	44,354
100,000	EQT Corp., 7.000%, 2/01/2030	106,208
130,000	Ovintiv, Inc., 6.500%, 8/15/2034	134,667
485,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	478,724
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$385,000	Var Energi ASA, 8.000%, 11/15/2032(a)	$431,144
95,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	99,459
		5,512,304
	Industrial Other — 0.2%
500,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	520,600
	Leisure — 1.3%
280,000	Carnival Corp., 4.000%, 8/01/2028(a)	265,380
70,000	Carnival Corp., 7.000%, 8/15/2029(a)	72,814
80,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	79,891
250,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	249,323
400,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	421,494
235,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	233,245
465,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	457,402
1,050,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	1,047,506
185,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	187,216
		3,014,271
	Life Insurance — 1.8%
490,000	Athene Global Funding, 1.608%, 6/29/2026(a)	466,703
159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	123,346
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	1,844,093
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	1,655,222
		4,089,364
	Lodging — 0.2%
95,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	95,115
195,000	Marriott International, Inc., 5.300%, 5/15/2034	193,482
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	144,143
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	37,338
		470,078
	Media Entertainment — 1.3%
230,000	AppLovin Corp., 5.125%, 12/01/2029	229,438
570,000	AppLovin Corp., 5.500%, 12/01/2034	565,753
935,000	Netflix, Inc., 4.875%, 6/15/2030(a)	930,840
80,000	Netflix, Inc., 4.900%, 8/15/2034	78,344
60,000	Netflix, Inc., 5.375%, 11/15/2029(a)	61,155
425,000	Netflix, Inc., 5.875%, 11/15/2028	440,401
645,000	Netflix, Inc., 6.375%, 5/15/2029	683,589
		2,989,520
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — 2.5%
$395,000	ArcelorMittal SA, 6.800%, 11/29/2032	$422,057
325,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	345,621
1,035,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	896,766
645,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	556,648
250,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	252,498
550,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	567,157
650,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	682,652
1,340,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	1,421,545
330,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	327,134
		5,472,078
	Midstream — 3.0%
205,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	177,758
810,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	749,013
75,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	72,613
85,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	87,014
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	206,620
50,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	50,079
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	128,602
588,000	Energy Transfer LP, 5.000%, 5/15/2044	504,239
420,000	Energy Transfer LP, 5.600%, 9/01/2034	419,631
370,000	Energy Transfer LP, 5.750%, 2/15/2033	375,072
150,000	Energy Transfer LP, 6.550%, 12/01/2033	159,679
145,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	151,787
45,000	MPLX LP, 5.000%, 3/01/2033	43,219
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	42,884
230,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	213,926
380,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	352,633
5,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	3,959
95,000	Targa Resources Corp., 5.500%, 2/15/2035	93,463
420,000	Targa Resources Corp., 6.125%, 3/15/2033	433,020
175,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	159,189
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	67,588
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$150,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	$150,472
165,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	141,755
75,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	75,700
85,000	Western Midstream Operating LP, 4.050%, 2/01/2030	79,726
120,000	Western Midstream Operating LP, 5.250%, 2/01/2050	102,207
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	165,610
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	31,156
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	21,735
340,000	Western Midstream Operating LP, 6.150%, 4/01/2033	346,550
215,000	Western Midstream Operating LP, 6.350%, 1/15/2029	222,347
110,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	109,839
120,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	120,338
565,000	Williams Cos., Inc., 5.150%, 3/15/2034	549,317
		6,608,740
	Natural Gas — 0.1%
115,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	117,850
	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
27,855	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	26,114
95,000	BPR Trust, Series 2021-NRD, Class B, 1 mo. USD SOFR + 2.124%, 6.522%, 12/15/2038(a)(b)	93,589
105,000	BPR Trust, Series 2021-NRD, Class C, 1 mo. USD SOFR + 2.424%, 6.822%, 12/15/2038(a)(b)	103,420
65,000	BPR Trust, Series 2021-NRD, Class D, 1 mo. USD SOFR + 3.723%, 8.121%, 12/15/2038(a)(b)	64,022
290,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.629%, 8/15/2039(a)(b)	289,912
170,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.410%, 11/13/2046(a)(b)	169,513
100,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.889%, 7/15/2029(a)(b)	100,561
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	86,332
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$205,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	$208,264
88,079	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.592%, 7/15/2038(a)(b)	88,134
110,099	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 5.892%, 7/15/2038(a)(b)	110,168
123,311	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.212%, 7/15/2038(a)(b)	123,465
352,316	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.762%, 7/15/2038(a)(b)	353,197
104,608	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	84,030
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	94,879
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)	92,323
211,336	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.567%, 12/15/2047(a)(b)	196,545
105,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	103,242
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	98,399
45,979	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.803%, 10/15/2046(b)	43,012
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.036%, 9/15/2049(b)	422,627
84,721	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	77,943
105,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	106,611
125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.743%, 12/15/2039(a)(b)	125,020
39,335	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.833%, 7/15/2046(b)	36,306
23,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(b)	7,648
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$145,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.186%, 8/15/2046(b)	$124,523
135,473	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	120,564
		3,550,363
	Office REITs — 0.0%
85,000	COPT Defense Properties LP, 2.750%, 4/15/2031	72,560
	Oil Field Services — 0.3%
820,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	778,565
	Other REITs — 0.4%
125,000	Extra Space Storage LP, 2.350%, 3/15/2032	102,120
260,000	Extra Space Storage LP, 5.900%, 1/15/2031	268,196
610,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	597,114
		967,430
	Paper — 0.1%
137,000	WestRock MWV LLC, 7.550%, 3/01/2047	153,229
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	117,991
		271,220
	Pharmaceuticals — 1.2%
80,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	64,000
585,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	579,424
200,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	200,394
980,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	704,522
240,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	234,197
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	195,304
400,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	431,098
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	223,532
		2,632,471
	Property & Casualty Insurance — 0.6%
50,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	49,349
130,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	126,744
110,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	110,609
85,000	CNA Financial Corp., 5.125%, 2/15/2034	83,422
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$605,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	$590,531
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	480,502
		1,441,157
	Retailers — 0.1%
50,000	Dollar Tree, Inc., 2.650%, 12/01/2031	42,176
155,000	Home Depot, Inc., 4.950%, 6/25/2034	152,906
		195,082
	Sovereigns — 3.1%
505,000	Chile Government International Bonds, 3.100%, 5/07/2041	360,317
400,000	Chile Government International Bonds, 3.500%, 1/31/2034	344,072
400,000	Chile Government International Bonds, 4.340%, 3/07/2042	334,956
415,000	Colombia Government International Bonds, 7.500%, 2/02/2034	408,152
610,000	Colombia Government International Bonds, 7.750%, 11/07/2036	596,519
395,000	Colombia Government International Bonds, 8.375%, 11/07/2054	382,617
620,000	Hazine Mustesarligi Varlik Kiralama AS, 6.500%, 4/26/2030(a)	613,062
335,000	Nigeria Government International Bonds, 10.375%, 12/09/2034(a)	342,035
200,000	Philippines Government International Bonds, 2.650%, 12/10/2045	126,821
600,000	Philippines Government International Bonds, 2.950%, 5/05/2045	401,280
145,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	133,369
310,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	302,154
200,000	Republic of South Africa Government International Bonds, 7.950%, 11/19/2054(a)	191,858
200,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	166,616
200,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	164,465
330,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	343,239
420,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	409,046
558,000	Romania Government International Bonds, 5.750%, 3/24/2035(a)	497,891
780,000	Turkiye Government International Bonds, 7.125%, 7/17/2032	773,175
		6,891,644
	Technology — 6.7%
50,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	42,560
360,000	Atlassian Corp., 5.250%, 5/15/2029	362,680
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$700,000	Atlassian Corp., 5.500%, 5/15/2034	$703,061
165,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	142,290
145,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	119,856
465,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	379,752
240,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	193,330
260,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	227,586
400,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	346,664
380,000	Broadcom, Inc., 4.150%, 11/15/2030	363,609
130,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	121,905
85,000	Broadcom, Inc., 4.300%, 11/15/2032	80,167
255,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	234,909
40,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	37,288
1,045,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	930,071
130,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	125,974
195,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	192,199
125,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	111,520
45,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	46,226
715,000	Entegris, Inc., 4.750%, 4/15/2029(a)	684,618
1,175,000	Equinix, Inc., 2.150%, 7/15/2030	1,011,242
765,000	Fiserv, Inc., 5.625%, 8/21/2033	778,488
115,000	Gartner, Inc., 3.625%, 6/15/2029(a)	106,824
185,000	Global Payments, Inc., 2.900%, 5/15/2030	164,704
235,000	Global Payments, Inc., 2.900%, 11/15/2031	200,987
130,000	Global Payments, Inc., 5.300%, 8/15/2029	130,228
280,000	Global Payments, Inc., 5.400%, 8/15/2032	279,810
375,000	Jabil, Inc., 3.600%, 1/15/2030	346,090
125,000	Leidos, Inc., 2.300%, 2/15/2031	104,970
55,000	Leidos, Inc., 4.375%, 5/15/2030	52,626
795,000	Leidos, Inc., 5.750%, 3/15/2033	805,883
250,000	Marvell Technology, Inc., 2.950%, 4/15/2031	219,293
5,000	Marvell Technology, Inc., 5.950%, 9/15/2033	5,191
475,000	Microchip Technology, Inc., 5.050%, 3/15/2029	474,026
135,000	Microchip Technology, Inc., 5.050%, 2/15/2030	134,064
55,000	Micron Technology, Inc., 2.703%, 4/15/2032	46,089
120,000	Micron Technology, Inc., 4.663%, 2/15/2030	117,122
295,000	Micron Technology, Inc., 5.300%, 1/15/2031	294,705
425,000	Micron Technology, Inc., 5.875%, 2/09/2033	435,294
1,050,000	Micron Technology, Inc., 5.875%, 9/15/2033	1,076,957
515,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	515,209
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$40,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	$40,817
50,000	Oracle Corp., 2.950%, 4/01/2030	45,136
600,000	Oracle Corp., 3.950%, 3/25/2051	444,423
140,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	122,393
290,000	TD SYNNEX Corp., 6.100%, 4/12/2034	297,603
450,000	Trimble, Inc., 6.100%, 3/15/2033	467,275
460,000	VMware LLC, 2.200%, 8/15/2031	381,591
140,000	Western Digital Corp., 2.850%, 2/01/2029	124,613
265,000	Western Digital Corp., 4.750%, 2/15/2026	262,445
		14,932,363
	Transportation Services — 0.3%
562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034(a)	617,919
	Treasuries — 20.1%
890,000	Canada Government Bonds, 4.000%, 8/01/2026, (CAD)	629,133
15,340,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	739,859
18,525,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	835,676
1,160,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	1,446,623
335,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	417,115
2,485,000	U.S. Treasury Bonds, 2.250%, 2/15/2052(g)	1,506,507
7,125,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(g)	5,795,402
1,550,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	1,380,498
3,680,000	U.S. Treasury Notes, 3.500%, 9/30/2026	3,633,647
2,160,000	U.S. Treasury Notes, 3.750%, 8/31/2026	2,142,904
3,860,000	U.S. Treasury Notes, 4.125%, 10/31/2026	3,851,214
3,425,000	U.S. Treasury Notes, 4.250%, 12/31/2026	3,425,281
7,960,000	U.S. Treasury Notes, 4.625%, 6/30/2025	7,979,155
10,040,000	U.S. Treasury Notes, 4.625%, 2/28/2026	10,080,627
985,000	U.S. Treasury Notes, 4.625%, 6/30/2026	990,275
		44,853,916
	Wireless — 1.7%
225,000	American Tower Corp., 5.450%, 2/15/2034	225,385
555,000	American Tower Corp., 5.900%, 11/15/2033	571,739
585,000	Sprint Capital Corp., 8.750%, 3/15/2032	698,434
100,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	90,051
230,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	194,746
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	276,504
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,053,906
375,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	354,679
225,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	230,678
		3,696,122
	Wirelines — 0.0%
55,000	Verizon Communications, Inc., 2.355%, 3/15/2032	45,612
	Total Non-Convertible Bonds (Identified Cost $207,424,287)	200,157,510

See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

Convertible Bonds — 0.6%
	Cable Satellite — 0.2%
$458,801	EchoStar Corp., 3.875% PIK or 3.875% Cash, 11/30/2030(e)	$481,413
	Electric — 0.1%
305,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	318,115
	Pharmaceuticals — 0.3%
585,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	542,880
	Total Convertible Bonds (Identified Cost $1,381,592)	1,342,408

Municipals — 0.3%
	Virginia — 0.3%
790,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $782,256)	661,303
	Total Bonds and Notes (Identified Cost $209,588,135)	202,161,221

Collateralized Loan Obligations — 3.8%
395,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 7.788%, 4/23/2034(a)(b)	395,571
600,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 6.529%, 7/20/2031(a)(b)	601,115
250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 6.444%, 7/18/2030(a)(b)	250,085
465,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 6.235%, 10/22/2037(a)(b)	466,781
250,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 6.618%, 10/15/2034(a)(b)	251,473
270,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 6.529%, 10/20/2034(a)(b)	270,371
795,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 5.794%, 1/18/2038(a)(b)	795,114
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 6.568%, 10/15/2034(a)(b)	250,337
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.318%, 1/15/2031(a)(b)	456,221
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.417%, 4/20/2037(a)(b)	281,177
Principal Amount (‡)	Description	Value (†)

$255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.968%, 4/15/2034(a)(b)	$256,110
550,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.648%, 1/15/2038(a)(b)	550,093
530,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 6.606%, 4/15/2035(a)(b)	532,605
250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 6.568%, 7/15/2034(a)(b)	250,279
500,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.681%, 1/21/2038(a)(b)	500,084
300,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 6.379%, 4/16/2031(a)(b)	300,138
126,499	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 5.849%, 7/19/2030(a)(b)	126,672
690,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.256%, 7/15/2037(a)(b)	690,804
250,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 6.529%, 1/20/2034(a)(b)	250,359
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.279%, 4/20/2034(a)(b)	360,055
250,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 6.583%, 10/24/2037(a)(b)	251,644
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 7.779%, 4/20/2034(a)(b)	310,615
	Total Collateralized Loan Obligations (Identified Cost $8,366,578)	8,397,703

Senior Loans — 2.4%
	Building Materials — 0.3%
626,842	Summit Materials LLC, 2023 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.147%, 1/12/2029(b)(h)	626,955
	Diversified Manufacturing — 0.3%
106,621	Resideo Funding, Inc., 2024 1st Lien Term Loan B, PRIME + 0.750%, 8.250%, 2/11/2028(b)	106,821
467,809	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.101%, 6/13/2031(b)(h)	468,688
		575,509
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Electric — 0.1%
$119,543	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.355%, 4/16/2031(b)(h)	$119,534
	Financial Other — 0.4%
938,399	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.107%, 6/24/2031(b)(h)	936,344
	Gaming — 0.1%
239,395	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.079%, 11/30/2030(b)(h)	238,649
	Leisure — 0.0%
69,046	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 7.107%, 10/18/2028(b)(h)	69,406
49,667	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 7.107%, 8/08/2027(b)(h)	49,930
		119,336
	Lodging — 0.9%
340,169	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.088%, 11/08/2030(b)	341,659
13,535	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.857%, 8/02/2028(b)(h)	13,570
815,319	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.250%, 6.607%, 1/17/2031(b)(h)	817,105
935,300	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.107%, 5/24/2030(b)(h)	935,637
		2,107,971
	Paper — 0.2%
501,970	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.107%, 5/23/2031(b)	502,221
	Technology — 0.0%
53,398	Open Text Corp., 2023 Term Loan B, 1/31/2030(i)	53,371
	Wireless — 0.1%
203,974	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.110%, 1/25/2031(b)(h)	203,904
	Total Senior Loans (Identified Cost $5,482,488)	5,483,794

Shares	Description	Value (†)
Preferred Stocks — 0.3%

Convertible Preferred Stock — 0.3%
	Aerospace & Defense — 0.3%
10,004	Boeing Co., 6.000% (Identified Cost $505,907)	$609,144

Principal Amount (‡)
Short-Term Investments — 2.1%
$4,583,759	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $4,584,395 on 1/02/2025 collateralized by $4,617,600 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $4,675,567 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,583,759)	4,583,759
	Total Investments — 99.2% (Identified Cost $228,526,867)	221,235,621
	Other assets less liabilities — 0.8%	1,819,025
	Net Assets — 100.0%	$223,054,646

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the value of Rule 144A holdings amounted to $85,779,976 or 38.5% of net assets.

(b)
Variable rate security. Rate as of December 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(i)	Position is unsettled. Contract rate was not determined at December 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of December 31, 2024
Loomis Sayles Investment Grade Fixed Income Fund (continued)

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ZAR	South African Rand
At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2025	105	$11,521,480	$11,418,750	$(102,730)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2025	84	17,279,932	17,271,188	(8,744)
CBOT U.S. Long Bond Futures	3/20/2025	284	33,152,133	32,331,625	(820,508)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2025	83	10,334,405	9,869,219	(465,186)
Total					$(1,397,168)
At December 31, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2025	65	$6,961,700	$6,909,805	$51,895
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	263	29,684,004	29,275,188	408,816
Total					$460,711
Industry Summary at December 31, 2024
Treasuries	20.1%
Technology	6.7
ABS Other	5.7
Banking	5.4
ABS Car Loan	4.1
ABS Home Equity	4.0
Sovereigns	3.1
Aerospace & Defense	3.1
Midstream	3.0
Cable Satellite	2.8
Finance Companies	2.7
Independent Energy	2.5
Metals & Mining	2.5
Other Investments, less than 2% each	27.6
Collateralized Loan Obligations	3.8
Short-Term Investments	2.1
Total Investments	99.2
Other assets less liabilities (including futures contracts)	0.8
Net Assets	100.0%
See accompanying notes to financial statements.
35 |

Statements of Assets and Liabilities
December 31, 2024

	Bond Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$4,683,616,281	$228,526,867
Net unrealized depreciation	(343,706,687)	(7,291,246)
Investments at value	4,339,909,594	221,235,621
Cash	865,642	17,571
Foreign currency at value (identified cost $2,648 and $167, respectively)	2,624	163
Receivable for Fund shares sold	6,057,546	33,265
Receivable for securities sold	46,897	10,722
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	118,398	—
Dividends and interest receivable	47,051,629	2,259,921
Unrealized appreciation on forward foreign currency contracts (Note 2)	227,383	—
Prepaid expenses	612	612
TOTAL ASSETS	4,394,280,325	223,557,875
LIABILITIES
Payable for securities purchased	4,516,358	93,513
Payable for Fund shares redeemed	7,354,571	—
Payable for variation margin on futures contracts (Note 2)	763,349	59,797
Foreign taxes payable (Note 2)	6,629	—
Due to brokers (Note 2)	118,398	—
Management fees payable (Note 6)	1,743,310	64,755
Deferred Trustees’ fees (Note 6)	2,414,042	199,339
Administrative fees payable (Note 6)	161,029	8,100
Payable to distributor (Note 6d)	34,415	—
Audit and tax services fees payable	71,415	63,897
Other accounts payable and accrued expenses	282,218	13,828
TOTAL LIABILITIES	17,465,734	503,229
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$4,376,814,591	$223,054,646
NET ASSETS CONSIST OF:
Paid-in capital	$5,559,794,271	$248,756,680
Accumulated loss	(1,182,979,680)	(25,702,034)
NET ASSETS	$4,376,814,591	$223,054,646
See accompanying notes to financial statements.
| 36

Statements of Assets and Liabilities (continued)
December 31, 2024
	Bond Fund	Investment Grade Fixed Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$3,187,651,286	$223,054,646
Shares of beneficial interest	271,367,809	21,782,517
Net asset value, offering and redemption price per share	$11.75	$10.24
Retail Class:
Net assets	$670,561,272	$—
Shares of beneficial interest	57,461,040	—
Net asset value, offering and redemption price per share	$11.67	$—
Admin Class shares:
Net assets	$28,015,335	$—
Shares of beneficial interest	2,409,790	—
Net asset value, offering and redemption price per share	$11.63	$—
Class N shares:
Net assets	$490,586,698	$—
Shares of beneficial interest	41,828,738	—
Net asset value, offering and redemption price per share	$11.73	$—

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
37 |

Statements of Operations
For the Year Ended December 31, 2024

	Bond Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$261,593,117	$10,595,685
Dividends	2,746,220	49,173
Less net foreign taxes withheld	(150,334)	(248)
	264,189,003	10,644,610
Expenses
Management fees (Note 6)	24,813,848	828,018
Service and distribution fees (Note 6)	1,877,417	—
Administrative fees (Note 6)	1,972,998	91,652
Trustees' fees and expenses (Note 6)	657,522	63,685
Transfer agent fees and expenses (Notes 6, 7 and 8)	3,266,386	5,553
Audit and tax services fees	72,328	63,894
Custodian fees and expenses	172,616	22,996
Legal fees	156,205	7,056
Registration fees	112,301	23,360
Shareholder reporting expenses	233,474	24,232
Miscellaneous expenses	160,714	39,129
Total expenses	33,495,809	1,169,575
Less waiver and/or expense reimbursement (Note 6)	(2,647,224)	(71,814)
Less expense offset (Note 8)	(28,640)	(117)
Net expenses	30,819,945	1,097,644
Net investment income	233,369,058	9,546,966
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(168,892,658)	(3,284,402)
Futures contracts	4,501,156	(1,315,529)
Options written	(6,320,723)	—
Forward foreign currency contracts (Note 2d)	731,154	—
Foreign currency transactions (Note 2c)	(65,818)	(3,611)
Net change in unrealized appreciation (depreciation) on:
Investments	252,012,235	3,672,532
Futures contracts	(33,354,098)	(2,311,667)
Forward foreign currency contracts (Note 2d)	370,193	—
Foreign currency translations (Note 2c)	(158,993)	(5,503)
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Forward foreign currency contracts and Foreign currency transactions	48,822,448	(3,248,180)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$282,191,506	$6,298,786
See accompanying notes to financial statements.
| 38

Statements of Changes in Net Assets

	Bond Fund		Investment Grade Fixed Income Fund
	Year Ended December 31,2024	Year Ended December 31,2023	Year Ended December 31,2024	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$233,369,058	$226,428,404	$9,546,966	$7,554,875
Net realized loss on investments, futures contracts, written options, forward foreign currency contracts and foreign currency transactions	(170,046,889)	(195,595,819)	(4,603,542)	(8,590,406)
Net change in unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	218,869,337	329,868,335	1,355,362	15,241,674
Net increase in net assets resulting from operations	282,191,506	360,700,920	6,298,786	14,206,143
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(181,684,208)	(182,875,915)	(9,639,559)	(8,002,821)
Retail Class	(36,842,095)	(39,121,456)	—	—
Admin Class	(1,496,547)	(1,430,991)	—	—
Class N	(24,429,964)	(21,698,797)	—	—
Total distributions	(244,452,814)	(245,127,159)	(9,639,559)	(8,002,821)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(218,525,533)	(649,160,041)	31,020,890	(4,317,378)
Net increase (decrease) in net assets	(180,786,841)	(533,586,280)	27,680,117	1,885,944
NET ASSETS
Beginning of the year	4,557,601,432	5,091,187,712	195,374,529	193,488,585
End of the year	$4,376,814,591	$4,557,601,432	$223,054,646	$195,374,529
See accompanying notes to financial statements.
39 |

Financial Highlights
For a share outstanding throughout each period.

	Bond Fund – Institutional Class
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.64	$11.35	$13.62	$13.58	$13.10	$13.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.62	0.54	0.42	0.34	0.10	0.48
Net realized and unrealized gain (loss)	0.14	0.34	(2.11)	0.09	0.59	(0.57)
Total from Investment Operations	0.76	0.88	(1.69)	0.43	0.69	(0.09)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.65)	(0.59)	(0.58)	(0.39)	(0.14)	(0.45)
Net realized capital gains	—	—	—	—	(0.07)	(0.02)
Total Distributions	(0.65)	(0.59)	(0.58)	(0.39)	(0.21)	(0.47)
Net asset value, end of the period	$11.75	$11.64	$11.35	$13.62	$13.58	$13.10
Total return	6.70%(b)	8.05%(b)	(12.49)%(b)	3.23%(b)	5.35%(c)	(0.73)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,187,651	$3,386,079	$3,759,888	$5,776,109	$6,630,032	$6,668,481
Net expenses	0.66%(d)(e)	0.67%(d)(f)	0.67%(d)	0.67%(d)	0.67%(g)	0.67%
Gross expenses	0.72%	0.71%	0.69%	0.68%	0.67%(g)	0.67%
Net investment income	5.28%	4.75%	3.44%	2.47%	3.02%(g)	3.65%
Portfolio turnover rate	62%	30%	23%	87%(h)	26%(i)	25%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 0.66% to 0.65%. See Note 6 of Notes to Financial Statements.
(f)	Effective July 1, 2023, the expense limit decreased from 0.67% to 0.66%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(i)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
| 40

Financial Highlights (continued)
For a share outstanding throughout each period.
	Bond Fund – Retail Class
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the period	$11.57	$11.28	$13.55	$13.51	$13.03	$13.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.58	0.51	0.39	0.30	0.09	0.45
Net realized and unrealized gain (loss)	0.14	0.34	(2.11)	0.10	0.59	(0.57)
Total from Investment Operations	0.72	0.85	(1.72)	0.40	0.68	(0.12)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.62)	(0.56)	(0.55)	(0.36)	(0.13)	(0.42)
Net realized capital gains	—	—	—	—	(0.07)	(0.02)
Total Distributions	(0.62)	(0.56)	(0.55)	(0.36)	(0.20)	(0.44)
Net asset value, end of the period	$11.67	$11.57	$11.28	$13.55	$13.51	$13.03
Total return	6.38%(b)	7.83%(b)	(12.78)%(b)	2.98%(b)	5.31%(c)	(0.99)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$670,561	$740,592	$861,223	$1,248,925	$1,469,489	$1,474,316
Net expenses	0.91%(d)(e)	0.92%(d)(f)	0.92%(d)	0.92%(d)	0.92%(g)	0.92%
Gross expenses	0.97%	0.96%	0.94%	0.93%	0.92%(g)	0.92%
Net investment income	5.03%	4.50%	3.20%	2.22%	2.77%(g)	3.41%
Portfolio turnover rate	62%	30%	23%	87%(h)	26%(i)	25%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 0.91% to 0.90%. See Note 6 of Notes to Financial Statements.
(f)	Effective July 1, 2023, the expense limit decreased from 0.92% to 0.91%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(i)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
41 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Bond Fund– Admin Class
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the year	$11.53	$11.24	$13.49	$13.45	$12.97	$13.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.56	0.49	0.36	0.27	0.08	0.42
Net realized and unrealized gain (loss)	0.13	0.34	(2.09)	0.09	0.60	(0.58)
Total from Investment Operations	0.69	0.83	(1.73)	0.36	0.68	(0.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.54)	(0.52)	(0.32)	(0.13)	(0.38)
Net realized capital gains	—	—	—	—	(0.07)	(0.02)
Total Distributions	(0.59)	(0.54)	(0.52)	(0.32)	(0.20)	(0.40)
Net asset value, end of the period	$11.63	$11.53	$11.24	$13.49	$13.45	$12.97
Total return	6.24%(b)	7.50%(b)	(12.91)%(b)	2.74%(b)	5.26%(c)	(1.24)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$28,015	$30,522	$30,678	$44,562	$50,062	$51,040
Net expenses	1.12%(d)(e)(f)	1.13%(d)(g)(h)	1.13%(d)(g)	1.15%(d)(i)	1.17%(j)	1.17%
Gross expenses	1.19%(e)	1.17%(g)	1.15%(g)	1.16%(i)	1.17%(j)	1.17%
Net investment income	4.81%	4.31%	2.99%	1.99%	2.52%(j)	3.19%
Portfolio turnover rate	62%	30%	23%	87%(k)	26%(l)	25%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes refund of prior year service fee of 0.03%. See Note 6b of Notes to Financial Statements.
(f)	Effective July 1, 2024, the expense limit decreased from 1.16% to 1.15%. See Note 6 of Notes to Financial Statements.
(g)	Includes refund of prior year service fee of 0.04%.
(h)	Effective July 1, 2023, the expense limit decreased from 1.17% to 1.16%.
(i)	Includes refund of prior year service fee of 0.02%.
(j)	Computed on an annualized basis for periods less than one year.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
| 42

Financial Highlights (continued)
For a share outstanding throughout each period.
	Bond Fund– Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the year	$11.63	$11.33	$13.60	$13.57	$13.08	$13.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.62	0.55	0.43	0.35	0.10	0.48
Net realized and unrealized gain (loss)	0.13	0.35	(2.11)	0.08	0.61	(0.56)
Total from Investment Operations	0.75	0.90	(1.68)	0.43	0.71	(0.08)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.65)	(0.60)	(0.59)	(0.40)	(0.15)	(0.46)
Net realized capital gains	—	—	—	—	(0.07)	(0.02)
Total Distributions	(0.65)	(0.60)	(0.59)	(0.40)	(0.22)	(0.48)
Net asset value, end of the period	$11.73	$11.63	$11.33	$13.60	$13.57	$13.08
Total return	6.76%(b)	8.12%(b)	(12.46)%	3.22%	5.45%(c)	(0.66)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$490,587	$400,409	$439,999	$519,821	$903,844	$853,559
Net expenses	0.60%(d)(e)	0.62%(d)(f)	0.61%	0.61%	0.60%(g)	0.60%
Gross expenses	0.64%	0.63%	0.61%	0.61%	0.60%(g)	0.60%
Net investment income	5.33%	4.81%	3.54%	2.56%	3.08%(g)	3.65%
Portfolio turnover rate	62%	30%	23%	87%(h)	26%(i)	25%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 0.61% to 0.60%. See Note 6 of Notes to Financial Statements.
(f)	Effective July 1, 2023, the expense limit decreased from 0.62% to 0.61%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(i)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
43 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Investment Grade Fixed Income Fund – Institutional Class
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020
Net asset value, beginning of the period	$10.40	$10.04	$11.86	$12.47	$12.48	$12.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.48	0.40	0.29	0.29	0.08	0.36
Net realized and unrealized gain (loss)	(0.16)	0.38	(1.70)	(0.19)	0.46	0.18
Total from Investment Operations	0.32	0.78	(1.41)	0.10	0.54	0.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.48)	(0.42)	(0.31)	(0.30)	(0.12)	(0.32)
Net realized capital gains	—	—	(0.10)	(0.41)	(0.43)	(0.04)
Total Distributions	(0.48)	(0.42)	(0.41)	(0.71)	(0.55)	(0.36)
Net asset value, end of the period	$10.24	$10.40	$10.04	$11.86	$12.47	$12.48
Total return	3.14%(b)	8.00%(b)	(11.98)%	0.80%	4.38%(b)(c)	4.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$223,055	$195,375	$193,489	$243,490	$252,690	$229,129
Net expenses	0.53%(d)	0.54%(d)(e)	0.52%	0.52%	0.55%(d)(f)	0.52%
Gross expenses	0.57%	0.55%	0.52%	0.52%	0.67%(f)	0.52%
Net investment income	4.61%	3.93%	2.72%	2.33%	2.53%(f)	2.93%
Portfolio turnover rate	38%	41%	35%	85%(g)	30%(h)	29%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2023, the expense limit decreased from 0.55% to 0.53%.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(h)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
| 44

Notes to Financial Statements
December 31, 2024
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Bond Fund (“Bond Fund”)
Loomis Sayles Investment Grade Fixed Income Fund ("Investment Grade Fixed Income Fund")
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. In addition, Bond Fund also offers Retail Class, Admin Class and Class N shares.
Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Admin Class shares are primarily intended for employer-sponsored retirement plans and are offered exclusively through intermediaries. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge (“CDSC”) or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Bond Fund and $3,000,000 for Investment Grade Fixed Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class) and transfer agent fees are borne collectively for Institutional Class, Retail Class, and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not
45 |

Notes to Financial Statements (continued)
December 31, 2024
provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
| 46

Notes to Financial Statements (continued)
December 31, 2024
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
There were no when-issued or delayed delivery securities held by the Funds as of December 31, 2024.
h. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to
47 |

Notes to Financial Statements (continued)
December 31, 2024
its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
i. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as defaulted and/or non-income producing securities, premium amortization, convertible bond adjustments, corporate actions, foreign currency gains and losses, trust preferred securities, return of capital distributions received, capital gain distributions received, perpetual bond adjustments and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, defaulted and/or non-income producing securities, return of capital distributions received, trust preferred securities, corporate actions, capital gain distributions received, premium amortization, forward foreign currency contract mark-to-market, perpetual bond adjustments, paydown gains and losses, straddle loss deferral adjustments, convertible bond adjustments and futures contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2024 and 2023 was as follows:
	2024 Distributions			2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Bond Fund	$244,452,814	$ —	$244,452,814	$245,127,159	$ —	$245,127,159
Investment Grade Fixed Income Fund	9,639,559	—	9,639,559	8,002,821	—	8,002,821
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
| 48

Notes to Financial Statements (continued)
December 31, 2024
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Bond Fund	Investment Grade Fixed Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(38,941,791)	$(4,274,855)
Long-term:
No expiration date	(736,882,707)	(13,108,470)
Total capital loss carryforward	(775,824,498)	(17,383,325)
Late-year ordinary and post-October capital loss deferrals*	(204,786)	(35,503)
Unrealized depreciation	(353,297,862)	(7,871,278)
Total accumulated losses	$(1,129,327,146)	$(25,290,106)

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or
December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Bond Fund and Investment Grade Fixed Income Fund are deferring foreign currency losses.

As of December 31, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Bond Fund	Investment Grade Fixed Income Fund
Federal tax cost	$4,693,074,611	$229,102,344
Gross tax appreciation	$68,592,582	$3,406,610
Gross tax depreciation	(421,757,599)	(11,273,333)
Net tax depreciation	$(353,165,017)	$(7,866,723)
The difference between these amounts and those reported in the preceding table, if any, are primarily attributable to foreign currency mark-to-market.
j. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
k. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31,
49 |

Notes to Financial Statements (continued)
December 31, 2024
2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
m. Due to Brokers.  Transactions and positions in certain forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due to broker balance in the Statements of Assets and Liabilities for Bond Fund represents securities received as collateral for forward foreign currency contracts. In certain circumstances the Funds’ use of cash held at brokers is restricted by regulation or broker mandated limits.
n. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
| 50

Notes to Financial Statements (continued)
December 31, 2024
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of December 31, 2024, at value:
Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$3,945,275,985	$ —	$3,945,275,985
Collateralized Loan Obligations	—	143,416,474	—	143,416,474
Senior Loans(a)	—	142,785,491	—	142,785,491
Preferred Stocks
Convertible Preferred Stocks(a)	13,457,325	—	—	13,457,325
Non-Convertible Preferred Stocks
Home Construction	934,689	—	—	934,689
Office REITs	—	—	2,361,202	2,361,202
Other REITs	—	9,499,565	—	9,499,565
Total Non-Convertible Preferred Stocks	934,689	9,499,565	2,361,202	12,795,456
Total Preferred Stocks	14,392,014	9,499,565	2,361,202	26,252,781
Common Stocks
Real Estate Management & Development	—	219,351	—	219,351
Technology Hardware, Storage & Peripherals	—	26,433	—	26,433
All Other Common Stocks(a)	15,561,712	—	—	15,561,712
Total Common Stocks	15,561,712	245,784	—	15,807,496
Short-Term Investments	—	66,371,367	—	66,371,367
Total Investments	29,953,726	4,307,594,666	2,361,202	4,339,909,594
Forward Foreign Currency Contracts (unrealized appreciation)	—	227,383	—	227,383
Futures Contracts (unrealized appreciation)	13,375,006	—	—	13,375,006
Total	$43,328,732	$4,307,822,049	$2,361,202	$4,353,511,983

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(11,863,277)	$ —	$ —	$(11,863,277)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
51 |

Notes to Financial Statements (continued)
December 31, 2024

Investment Grade Fixed Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$8,909,144	$3,367	$8,912,511
All Other Non-Convertible Bonds(a)	—	191,244,999	—	191,244,999
Total Non-Convertible Bonds	—	200,154,143	3,367	200,157,510
All Other Bonds and Notes(a)	—	2,003,711	—	2,003,711
Total Bonds and Notes	—	202,157,854	3,367	202,161,221
Collateralized Loan Obligations	—	8,397,703	—	8,397,703
Senior Loans(a)	—	5,483,794	—	5,483,794
Preferred Stocks(a)	609,144	—	—	609,144
Short-Term Investments	—	4,583,759	—	4,583,759
Total Investments	609,144	220,623,110	3,367	221,235,621
Futures Contracts (unrealized appreciation)	460,711	—	—	460,711
Total	$1,069,855	$220,623,110	$3,367	$221,696,332

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(1,397,168)	$ —	$ —	$(1,397,168)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2023 and/or December 31, 2024:
Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2024
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	$2,294,242	$ —	$ —	$66,960	$ —	$ —	$ —	$ —	$2,361,202	$66,960
| 52

Notes to Financial Statements (continued)
December 31, 2024

Investment Grade Fixed Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2024
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$3,330	$ —	$ —	$37	$ —	$ —	$ —	$ —	$3,367	$37
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts and option contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the year ended December 31, 2024, Bond Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts, purchased call options and written call options to hedge against changes in interest rates. The Funds may also use futures contracts to manage duration without having to buy or sell portfolio securities and gain investment exposure. During the year ended December 31, 2024, the Funds used futures contracts to manage duration. Bond Fund also engaged in option contracts for hedging purposes.
The following is a summary of derivative instruments for Bond Fund as of December 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$227,383	$ —	$227,383
Exchange-traded asset derivatives
Interest rate contracts	—	13,375,006	13,375,006
Total asset derivatives	$227,383	$13,375,006	$13,602,389

[1]
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(11,863,277)

[1]
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

53 |

Notes to Financial Statements (continued)
December 31, 2024
Transactions in derivative instruments for Bond Fund during the year ended December 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$10,554,850	$ —	$4,501,156	$(6,320,723)
Foreign exchange contracts	—	731,154	—	—
Total	$10,554,850	$731,154	$4,501,156	$(6,320,723)

[1]	Represents realized gain for purchased options during the period.

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(33,354,098)
Foreign exchange contracts	370,193	—
Total	$370,193	$(33,354,098)
The following is a summary of derivative instruments for Investment Grade Fixed Income Fund as of December 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$460,711

[1]
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(1,397,168)

[1]
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Fixed Income Fund during the year ended December 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(1,315,529)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(2,311,667)
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
| 54

Notes to Financial Statements (continued)
December 31, 2024
The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for the Funds, based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the year ended December 31, 2024:
Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	0.31%	63.09%
Highest Notional Amount Outstanding	0.32%	68.63%
Lowest Notional Amount Outstanding	0.31%	45.58%
Notional Amount Outstanding as of December 31, 2024	0.31%	68.62%

Investment Grade Fixed Income Fund	Futures
Average Notional Amount Outstanding	62.44%
Highest Notional Amount Outstanding	87.40%
Lowest Notional Amount Outstanding	48.00%
Notional Amount Outstanding as of December 31, 2024	48.00%
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
The volume of option contract activity, as a percentage of net assets for Bond Fund, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the year ended December 31, 2024:
Bond Fund	Call Options Purchased*	Call Options Written*
Average Market Value of Underlying Instruments	6.01%	6.01%
Highest Market Value of Underlying Instruments	52.31%	52.31%
Lowest Market Value of Underlying Instruments	0.00%	0.00%
Market Value of Underlying Instruments as of December 31, 2024	0.00%	0.00%

*	Market value of underlying instruments is determined by multiplying option shares by the price of the option’s underlying security.
Amounts outstanding at the end of the prior period, if applicable, are included in the average amount outstanding.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of December 31, 2024, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Bond Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$227,383	$ —	$227,383	$(118,398)	$108,985
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
55 |

Notes to Financial Statements (continued)
December 31, 2024
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended December 31, 2024, purchases and sales of securities (excluding short-term investments and option contracts and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Bond Fund	$711,144,069	$466,931,189	$1,963,949,538	$2,413,203,635
Investment Grade Fixed Income Fund	24,085,586	3,232,420	83,122,801	73,163,773
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $3 billion	Next $22 billion	Over $25 billion
Bond Fund	0.59%	0.49%	0.48%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2025 for Investment Grade Fixed Income Fund and April 30, 2026 for Bond Fund, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended December 31, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	0.65%	0.90%	1.15%	0.60%
Investment Grade Fixed Income Fund	0.53%	— %	— %	— %
| 56

Notes to Financial Statements (continued)
December 31, 2024
Prior to July 1, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	0.66%	0.91%	1.16%	0.61%
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended December 31, 2024, the management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Bond Fund	$24,813,848	$2,647,224	$22,166,624	0.56%	0.50%
Investment Grade Fixed Income Fund	828,018	71,814	756,204	0.40%	0.37%

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
No expenses were recovered for either Fund during the year ended December 31, 2024 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.
Pursuant to Rule 12b-1 under the 1940 Act, Bond Fund has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).
Under the Retail Class Plan, Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
Under the Admin Class Plan, Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Bond Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the year ended December 31, 2024, the service and distribution fees for Bond Fund were as follows:
	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Bond Fund	$63,921	$1,739,900	$73,596
For the year ended December 31, 2024, Natixis Distribution refunded Bond Fund $9,675 of prior year Admin Class service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
57 |

Notes to Financial Statements (continued)
December 31, 2024
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended December 31, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Bond Fund	$1,972,998
Investment Grade Fixed Income Fund	91,652
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended December 31, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for Bond Fund were $3,031,899.
As of December 31, 2024, Bond Fund owes Natixis Distribution $34,415 in reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor).
Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Effective January 1, 2025, the Chairperson of the Board of Trustees will receive a retainer fee at the annual rate of $410,000 and each Independent Trustee (other than the Chairperson) will receive, in the aggregate, a retainer fee at the annual rate of $235,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each will receive an additional retainer fee at the annual rate of $30,000. All other Trustees fees will remain unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in
| 58

Notes to Financial Statements (continued)
December 31, 2024
accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
f. Affiliated Ownership. As of December 31, 2024, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Bond Fund representing 0.59% of the Fund's net assets.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Bond Fund attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended December 31, 2024, Bond Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	$2,644,399	$558,550	$23,625	$11,172
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended December 31, 2024, neither Fund had borrowings under this agreement.
10.Risk. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of December 31, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Bond Fund	1	6.42%
Investment Grade Fixed Income Fund	6	77.11%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
59 |

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
Bond Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	43,767,575	$510,431,037	50,324,349	$572,079,568
Issued in connection with the reinvestment of distributions	14,232,760	165,862,951	14,718,168	166,822,204
Redeemed	(77,425,419)	(903,992,776)	(105,495,327)	(1,198,121,685)
Net change	(19,425,084)	$(227,698,788)	(40,452,810)	$(459,219,913)
Retail Class
Issued from the sale of shares	5,120,231	$59,686,804	3,830,489	$43,552,873
Issued in connection with the reinvestment of distributions	3,057,802	35,410,998	3,338,052	37,605,069
Redeemed	(14,715,440)	(170,293,145)	(19,496,929)	(220,503,523)
Net change	(6,537,407)	$(75,195,343)	(12,328,388)	$(139,345,581)
Admin Class
Issued from the sale of shares	743,477	$8,605,977	653,955	$7,381,089
Issued in connection with the reinvestment of distributions	128,494	1,482,677	126,131	1,414,552
Redeemed	(1,109,971)	(12,831,680)	(862,132)	(9,730,973)
Net change	(238,000)	$(2,743,026)	(82,046)	$(935,332)
Class N
Issued from the sale of shares	10,520,788	$123,555,855	7,722,130	$87,543,184
Issued in connection with the reinvestment of distributions	1,923,247	22,399,735	1,802,180	20,393,987
Redeemed	(5,053,472)	(58,843,966)	(13,854,165)	(157,596,386)
Net change	7,390,563	$87,111,624	(4,329,855)	$(49,659,215)
Decrease from capital share transactions	(18,809,928)	$(218,525,533)	(57,193,099)	$(649,160,041)

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investment Grade Fixed Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	2,416,535	$25,005,395	1,513,480	$15,266,091
Issued in connection with the reinvestment of distributions	920,936	9,526,372	783,647	7,903,454
Redeemed	(333,915)	(3,510,877)	(2,781,565)	(27,486,923)
Net change	3,003,556	$31,020,890	(484,438)	$(4,317,378)
Increase (decrease) from capital share transactions	3,003,556	$31,020,890	(484,438)	$(4,317,378)
| 60

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Loomis Sayles Funds I and Shareholders of Loomis Sayles Bond Fund and Loomis Sayles Investment Grade Fixed Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles Bond Fund and Loomis Sayles Investment Grade Fixed Income Fund (two of the funds constituting Loomis Sayles Funds I, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2024, the three month period ended December 31, 2020 and for the year in the period ended September 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the four years in the period ended December 31, 2024, the three month period ended December 31, 2020 and for the year in the period ended September 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2025
We have served as the auditor of one or more investment companies in Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
61 |

2024 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2024, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
Bond Fund	0.65%
Investment Grade Fixed Income Fund	0.51%
Qualified Dividend Income. For the fiscal year ended December 31, 2024, the Funds below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds pay a distribution during calendar year 2024, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:
Fund	Qualifying Percentage
Bond Fund	1.15%
Investment Grade Fixed Income Fund	0.70%
| 62

LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 3/31/2026
M-LSIF2A-1224

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a)	(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.

(a)	(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable

(b)		Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)		Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	February 24, 2025

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	February 24, 2025